PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited)
as of May 31, 2019
Description	Shares	Value
Long-Term Investments 99.0%
Common Stocks
Aerospace & Defense 6.0%
Boeing Co. (The)	49,411	$ 16,879,292
Safran SA (France)	156,931	20,630,812
		37,510,104
Entertainment 6.0%
Netflix, Inc.*	72,307	24,821,547
Walt Disney Co. (The)	96,051	12,682,574
		37,504,121
Health Care Equipment & Supplies 5.4%
Edwards Lifesciences Corp.*	104,698	17,871,949
Intuitive Surgical, Inc.*	34,166	15,882,065
		33,754,014
Interactive Media & Services 13.9%
Alphabet, Inc. (Class A Stock)*	16,689	18,466,379
Alphabet, Inc. (Class C Stock)*	16,983	18,742,948
Facebook, Inc. (Class A Stock)*	160,301	28,448,618
Tencent Holdings Ltd. (China)	512,265	21,311,886
		86,969,831
Internet & Direct Marketing Retail 12.0%
Alibaba Group Holding Ltd. (China), ADR*(a)	121,955	18,203,003
Amazon.com, Inc.*	23,947	42,507,601
MercadoLibre, Inc. (Argentina)*	24,940	14,228,769
		74,939,373
IT Services 20.0%
Adyen NV (Netherlands), 144A*	28,897	23,209,446
Mastercard, Inc. (Class A Stock)	172,398	43,356,373
PayPal Holdings, Inc.*	219,392	24,078,272
Shopify, Inc. (Canada) (Class A Stock)*	71,398	19,627,310
Square, Inc. (Class A Stock)*	238,417	14,769,933
		125,041,334

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Life Sciences Tools & Services 6.1%
Illumina, Inc.*	62,502	$ 19,182,489
Thermo Fisher Scientific, Inc.	71,731	19,150,742
		38,333,231
Semiconductors & Semiconductor Equipment 1.9%
QUALCOMM, Inc.	184,312	12,315,728
Software 18.2%
Adobe, Inc.*	52,048	14,099,803
Microsoft Corp.	275,884	34,121,333
salesforce.com, Inc.*	169,279	25,630,533
ServiceNow, Inc.*	75,566	19,793,002
Workday, Inc. (Class A Stock)*	99,196	20,247,888
		113,892,559
Textiles, Apparel & Luxury Goods 9.5%
Lululemon Athletica, Inc.*	119,304	19,755,549
LVMH Moet Hennessy Louis Vuitton SE (France)	45,096	17,080,752
NIKE, Inc. (Class B Stock)	295,361	22,784,148
		59,620,449

Total Long-Term Investments (cost $426,059,615)		619,880,744

Short-Term Investments 4.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	6,691,137	6,691,137
PGIM Institutional Money Market Fund (cost $18,845,444; includes $18,802,529 of cash collateral for securities on loan)(b)(w)	18,842,736	18,846,505

Total Short-Term Investments (cost $25,536,581)		25,537,642

TOTAL INVESTMENTS 103.1% (cost $451,596,196)		645,418,386
Liabilities in excess of other assets (3.1)%		(19,520,702)

Net Assets 100.0%		$ 625,897,684

PGIM Jennison Focused Growth Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $18,194,794; cash collateral of $18,802,529 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited)
as of May 31, 2019
Description	Shares	Value
Short-Term Investments 99.4%
Affiliated Mutual Fund 17.2%
PGIM Core Ultra Short Bond Fund (cost $6,536,187)(w)	6,536,187	$ 6,536,187
Unaffiliated Fund 4.5%
Dreyfus Treasury Securities Cash Management(bb) (cost $1,734,050)	1,734,050	1,734,050

	Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) 77.7%
U.S. Treasury Bills	2.384%	07/18/19	18,100	18,048,075
U.S. Treasury Bills(h)(k)	2.420	06/20/19	8,060	8,051,408
U.S. Treasury Bills(bb)(h)(k)	2.430	06/20/19	810	809,136
U.S. Treasury Bills(h)(k)	2.430	06/20/19	2,640	2,637,186

Total U.S. Treasury Obligations (cost $29,543,291)				29,545,805

TOTAL INVESTMENTS 99.4% (cost $37,813,528)				37,816,042
Other assets in excess of liabilities(z) 0.6%				224,037

Net Assets 100.0%				$ 38,040,079

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(bb)	Represents security held in the Subsidiary.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown is the effective yield at purchase date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Consolidated Schedule of Investments:
Financial Futures contracts outstanding at May 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
92	10 Year Australian Treasury Bonds	Jun. 2019	$68,132,687	$ 202,261

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Financial Futures contracts outstanding at May 31, 2019 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
41	10 Year Euro-Bund	Jun. 2019	$ 7,710,545	$ 194,718
1	10 Year Japanese Bonds	Jun. 2019	1,413,741	5,075
18	10 Year U.K. Gilt	Sep. 2019	2,950,391	19,798
14	ASX SPI 200 Index	Jun. 2019	1,554,369	30,176
239	BIST National 30 Index	Jun. 2019	469,343	(29,404)
1	CAC40 10 Euro	Jun. 2019	57,924	(810)
1	DAX Index	Jun. 2019	327,494	4,525
51	Euro STOXX 50 Index	Jun. 2019	1,865,930	17,160
11	FTSE 100 Index	Jun. 2019	994,475	6,334
8	FTSE/MIB Index	Jun. 2019	884,609	(12,467)
13	IBEX 35 Index	Jun. 2019	1,303,529	(15,911)
130	OMXS30 Index	Jun. 2019	2,068,935	(116,458)
94	S&P 500 E-Mini Index	Jun. 2019	12,937,220	(237,205)
14	SGX Nifty 50 Index	Jun. 2019	333,900	(1,035)
112	WIG20 Index	Jun. 2019	1,308,571	(32,865)
				33,892
Short Positions:
70	10 Year Canadian Government Bonds	Sep. 2019	7,398,269	(79,239)
7	10 Year Mini Japanese Government Bonds	Jun. 2019	989,554	(3,211)
57	10 Year U.S. Treasury Notes	Sep. 2019	7,224,750	(70,359)
16	FTSE/JSE Top 40 Index	Jun. 2019	545,689	1,851
4	Hang Seng China Enterprises Index	Jun. 2019	261,444	(147)
53	Mexican Bolsa Index	Jun. 2019	1,152,796	(3,108)
30	MSCI Taiwan Stock Index	Jun. 2019	1,139,700	(25,300)
9	S&P/TSX 60 Index	Jun. 2019	1,279,817	(1,722)
2	TOPIX Index	Jun. 2019	277,949	6,736
				(174,499)
				$(140,607)

Commodity Futures contracts outstanding at May 31, 2019(1):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions:
1	Copper	Jul. 2019	$ 66,000	$ (6,584)
3	Gasoline RBOB	Jul. 2019	223,196	(16,554)
3	Live Cattle	Jun. 2019	130,170	(8,780)

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Commodity Futures contracts outstanding at May 31, 2019(1) (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation Depreciation
Long Positions (cont’d):
2	LME Nickel	Jun. 2019	$143,754	$ (114)
3	LME PRI Aluminum	Jun. 2019	133,313	(38)
2	LME Zinc	Jun. 2019	131,500	(2,250)
1	Mini Gold	Aug. 2019	41,955	749
3	NY Harbor ULSD	Jul. 2019	231,890	(16,065)
6	Silver	Jul. 2019	437,010	(7,765)
				(57,401)
Short Positions:
10	Coffee ’C’	Jul. 2019	392,250	(43,931)
3	Corn	Jul. 2019	64,050	(7,088)
11	Cotton No. 2	Jul. 2019	374,440	(12,070)
4	Gold 100 OZ	Aug. 2019	524,440	(8,680)
19	Lean Hogs	Jun. 2019	621,110	99,510
4	LME Nickel	Jun. 2019	287,508	(3,588)
12	LME PRI Aluminum	Jun. 2019	533,250	9,750
2	LME Zinc	Jun. 2019	131,500	1,163
18	Natural Gas	Jul. 2019	441,720	23,760
13	No. 2 Soft Red Winter Wheat	Jul. 2019	326,950	(31,838)
21	Soybean	Jul. 2019	921,638	(16,488)
36	Soybean Oil	Jul. 2019	595,944	15,432
40	Sugar #11 (World)	Jul. 2019	542,080	9,106
9	WTI Crude	Jul. 2019	481,500	71,880
				106,918
				$ 49,517

(1)    Represents positions held in the Subsidiary.
Forward foreign currency exchange contracts outstanding at May 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 06/19/19	Morgan Stanley Capital Services LLC	AUD	4,300	$ 3,036,183	$ 2,984,690	$ —	$ (51,493)

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 06/19/19	Morgan Stanley Capital Services LLC	AUD	100	$ 71,109	$ 69,411	$ —	$ (1,698)
British Pound,
Expiring 06/19/19	Morgan Stanley Capital Services LLC	GBP	850	1,132,817	1,075,709	—	(57,108)
Canadian Dollar,
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CAD	5,050	3,795,334	3,738,187	—	(57,147)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CAD	2,050	1,514,535	1,517,482	2,947	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CAD	900	667,388	666,211	—	(1,177)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CAD	50	37,478	37,012	—	(466)
Euro,
Expiring 06/19/19	Morgan Stanley Capital Services LLC	EUR	700	787,880	783,314	—	(4,566)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	EUR	150	168,304	167,853	—	(451)
Japanese Yen,
Expiring 06/19/19	Morgan Stanley Capital Services LLC	JPY	165,000	1,483,708	1,525,066	41,358	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	JPY	125,000	1,149,629	1,155,353	5,724	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	JPY	80,000	722,251	739,426	17,175	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	JPY	5,000	45,869	46,214	345	—
New Zealand Dollar,
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	7,300	4,984,820	4,777,753	—	(207,067)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	700	463,237	458,141	—	(5,096)
Swedish Krona,
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SEK	18,500	1,979,017	1,953,100	—	(25,917)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SEK	5,500	577,621	580,652	3,031	—

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SEK	1,500	$ 156,281	$ 158,360	$ 2,079	$ —
Swiss Franc,
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CHF	300	298,650	300,194	1,544	—
				$23,072,111	$22,734,128	74,203	(412,186)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 06/19/19	Morgan Stanley Capital Services LLC	AUD	1,450	$ 1,020,889	$ 1,006,465	$ 14,424	$ —
Expiring 06/19/19	Morgan Stanley Capital Services LLC	AUD	1,400	968,943	971,760	—	(2,817)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	AUD	200	138,516	138,823	—	(307)
British Pound,
Expiring 06/19/19	Morgan Stanley Capital Services LLC	GBP	1,600	2,079,427	2,024,864	54,563	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	GBP	550	692,462	696,048	—	(3,586)
Canadian Dollar,
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CAD	300	222,694	222,071	623	—
Euro,
Expiring 06/19/19	Morgan Stanley Capital Services LLC	EUR	850	968,114	951,168	16,946	—
New Zealand Dollar,
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	2,350	1,529,890	1,538,044	—	(8,154)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	450	295,171	294,519	652	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NZD	50	33,801	32,725	1,076	—

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NOK	14,500	$ 1,693,468	$ 1,658,045	$ 35,423	$ —
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NOK	11,500	1,340,969	1,315,001	25,968	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	NOK	500	57,199	57,174	25	—
Swedish Krona,
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SEK	40,250	4,346,693	4,249,313	97,380	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	SEK	250	27,076	26,393	683	—
Swiss Franc,
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CHF	3,850	3,866,173	3,852,490	13,683	—
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CHF	1,000	988,163	1,000,647	—	(12,484)
Expiring 06/19/19	Morgan Stanley Capital Services LLC	CHF	50	50,339	50,032	307	—
				$20,319,987	$20,085,582	261,753	(27,348)
						$335,956	$(439,534)
Total return swap agreements outstanding at May 31, 2019:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bovespa Index Futures(Q)	–	Credit Suisse Securities (Europe) Limited	6/12/19	BRL 3,590	$ 25,957	$—	$ 25,957
KOSPI 200 Index Futures(Q)	–	Credit Suisse Securities (Europe) Limited	6/13/19	KRW (551,900)	20,909	—	20,909
Swiss Market Index Futures(Q)	–	Credit Suisse Securities (Europe) Limited	6/21/19	CHF (1,646)	(66,337)	—	(66,337)
					$(19,471)	$—	$(19,471)

PGIM QMA Global Tactical Allocation Fund
Consolidated Schedule of Investments  (unaudited) (continued)
as of May 31, 2019

(1)	On a long total return swap, the Fund receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Fund makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited)
as of May 31, 2019
Description	Shares	Value
Long-Term Investments 99.2%
Common Stocks 98.8%
Aerospace & Defense 0.1%
United Technologies Corp.	1,200	$ 151,560
Airlines 3.0%
Delta Air Lines, Inc.	45,000	2,317,500
JetBlue Airways Corp.*	153,500	2,644,805
Southwest Airlines Co.	40,300	1,918,280
United Continental Holdings, Inc.*	28,600	2,220,790
		9,101,375
Auto Components 1.2%
Adient PLC	112,400	1,940,024
Goodyear Tire & Rubber Co. (The)	134,400	1,802,304
		3,742,328
Automobiles 2.3%
Ford Motor Co.	363,200	3,457,664
General Motors Co.	100,900	3,364,006
		6,821,670
Banks 15.4%
Bank of America Corp.	311,005	8,272,733
BB&T Corp.	64,800	3,029,400
Citigroup, Inc.	98,293	6,108,910
Citizens Financial Group, Inc.	59,500	1,938,510
Fifth Third Bancorp	115,020	3,048,030
JPMorgan Chase & Co.	85,500	9,059,580
KeyCorp	135,000	2,155,950
M&T Bank Corp.	4,300	686,280
PNC Financial Services Group, Inc. (The)	29,200	3,715,992
Regions Financial Corp.	138,400	1,914,072
U.S. Bancorp	8,400	421,680
Wells Fargo & Co.	144,199	6,398,109
		46,749,246
Beverages 0.8%
Molson Coors Brewing Co. (Class B Stock)	46,400	2,551,072

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Biotechnology 0.3%
Biogen, Inc.*	4,000	$ 877,160
Building Products 0.5%
Owens Corning	31,000	1,502,570
Capital Markets 4.5%
Bank of New York Mellon Corp. (The)	74,000	3,159,060
Goldman Sachs Group, Inc. (The)	22,000	4,014,780
Invesco Ltd.	9,000	175,860
Morgan Stanley	87,460	3,558,747
State Street Corp.	48,400	2,674,100
		13,582,547
Chemicals 2.7%
DowDuPont, Inc.	78,900	2,408,028
LyondellBasell Industries NV (Class A Stock)	23,400	1,737,450
Mosaic Co. (The)	104,800	2,250,056
Olin Corp.	79,400	1,557,034
Westlake Chemical Corp.	1,500	85,935
		8,038,503
Commercial Services & Supplies 0.4%
ADT, Inc.(a)	186,300	1,089,855
Communications Equipment 1.1%
Cisco Systems, Inc.	66,400	3,454,792
Construction & Engineering 0.5%
AECOM*	44,200	1,409,980
Consumer Finance 2.5%
Ally Financial, Inc.	16,600	479,242
Capital One Financial Corp.	39,600	3,400,452
Navient Corp.	44,200	576,368
OneMain Holdings, Inc.	29,200	872,204
Santander Consumer USA Holdings, Inc.	39,100	875,449
Synchrony Financial	43,800	1,472,994
		7,676,709

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Containers & Packaging 1.1%
International Paper Co.	23,100	$ 957,957
Westrock Co.	69,000	2,249,400
		3,207,357
Diversified Consumer Services 0.0%
Graham Holdings Co. (Class B Stock)	100	68,054
Diversified Financial Services 2.1%
AXA Equitable Holdings, Inc.	5,100	104,805
Berkshire Hathaway, Inc. (Class B Stock)*	30,400	6,001,568
Voya Financial, Inc.	5,800	295,394
		6,401,767
Diversified Telecommunication Services 4.8%
AT&T, Inc.	256,839	7,854,137
CenturyLink, Inc.	231,600	2,420,220
Verizon Communications, Inc.	80,000	4,348,000
		14,622,357
Electric Utilities 0.7%
Duke Energy Corp.	2,800	239,708
Exelon Corp.	8,000	384,640
PPL Corp.	50,100	1,490,976
		2,115,324
Electronic Equipment, Instruments & Components 0.3%
Avnet, Inc.	2,800	114,352
Corning, Inc.	29,900	862,316
		976,668
Equity Real Estate Investment Trusts (REITs) 1.1%
Apple Hospitality REIT, Inc.	65,000	1,003,600
Colony Capital, Inc.	176,100	913,959
Senior Housing Properties Trust	193,600	1,525,568
		3,443,127

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Food & Staples Retailing 1.7%
Kroger Co. (The)	53,900	$ 1,229,459
Walgreens Boots Alliance, Inc.	55,100	2,718,634
Walmart, Inc.	10,300	1,044,832
		4,992,925
Food Products 1.2%
Archer-Daniels-Midland Co.	36,100	1,383,352
Kraft Heinz Co. (The)	61,700	1,706,005
Tyson Foods, Inc. (Class A Stock)	5,300	402,217
		3,491,574
Health Care Equipment & Supplies 0.4%
Abbott Laboratories	10,200	776,526
Medtronic PLC	6,000	555,480
		1,332,006
Health Care Providers & Services 4.4%
Acadia Healthcare Co., Inc.*	51,100	1,646,442
Cigna Corp.	22,500	3,330,450
CVS Health Corp.	76,700	4,016,779
McKesson Corp.	20,000	2,442,800
MEDNAX, Inc.*	83,000	2,046,780
		13,483,251
Hotels, Restaurants & Leisure 1.7%
Carnival Corp.	58,300	2,984,377
McDonald’s Corp.	2,100	416,367
Royal Caribbean Cruises Ltd.	14,700	1,789,872
		5,190,616
Household Durables 2.2%
Lennar Corp. (Class A Stock)	53,700	2,666,742
Newell Brands, Inc.	108,400	1,454,728
Toll Brothers, Inc.	71,200	2,475,624
		6,597,094

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Household Products 1.3%
Procter & Gamble Co. (The)	38,000	$ 3,910,580
Insurance 5.5%
Aflac, Inc.	23,900	1,226,070
Allstate Corp. (The)	29,200	2,788,892
American International Group, Inc.	17,200	878,404
Athene Holding Ltd. (Class A Stock)*	6,200	252,030
Chubb Ltd.	15,700	2,293,299
Hartford Financial Services Group, Inc. (The)	39,500	2,080,070
MetLife, Inc.	75,100	3,470,371
Principal Financial Group, Inc.	36,600	1,887,462
Travelers Cos., Inc. (The)	13,200	1,921,524
		16,798,122
Internet & Direct Marketing Retail 0.6%
Qurate Retail, Inc.*	138,000	1,729,140
IT Services 0.8%
DXC Technology Co.	51,100	2,429,294
Machinery 1.1%
Cummins, Inc.	5,300	799,028
PACCAR, Inc.	36,100	2,376,102
		3,175,130
Media 2.4%
Comcast Corp. (Class A Stock)	112,000	4,592,000
Liberty Media Corp.-Liberty SiriusXM (Class A Stock)*	34,200	1,231,884
Liberty Media Corp.-Liberty SiriusXM (Class C Stock)*	36,200	1,308,268
		7,132,152
Metals & Mining 2.7%
Alcoa Corp.*	94,400	2,000,336
Freeport-McMoRan, Inc.	147,400	1,431,254
Nucor Corp.	19,000	912,000
Reliance Steel & Aluminum Co.	24,800	2,065,096
United States Steel Corp.	141,000	1,666,620
		8,075,306

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Mortgage Real Estate Investment Trusts (REITs) 1.9%
AGNC Investment Corp.	59,300	$ 972,520
Annaly Capital Management, Inc.	160,400	1,413,124
Chimera Investment Corp.	46,300	844,512
MFA Financial, Inc.	103,700	730,048
New Residential Investment Corp.	48,000	732,000
Two Harbors Investment Corp.	83,400	1,019,148
		5,711,352
Multiline Retail 0.7%
Macy’s, Inc.	105,800	2,176,306
Oil, Gas & Consumable Fuels 10.7%
Antero Resources Corp.*	101,800	668,826
Centennial Resource Development, Inc. (Class A Stock)*	96,500	762,350
Chevron Corp.	53,000	6,034,050
CNX Resources Corp.*	93,700	723,364
Concho Resources, Inc.	9,000	882,090
ConocoPhillips	38,700	2,281,752
EQT Corp.(a)	77,400	1,416,420
Extraction Oil & Gas, Inc.*(a)	35,600	120,684
Exxon Mobil Corp.	76,900	5,442,213
HollyFrontier Corp.	14,600	554,508
Kinder Morgan, Inc.	21,300	424,935
Marathon Oil Corp.	52,300	687,745
Marathon Petroleum Corp.	62,700	2,883,573
Occidental Petroleum Corp.	29,100	1,448,307
Parsley Energy, Inc. (Class A Stock)*	72,500	1,292,675
PBF Energy, Inc. (Class A Stock)	11,900	314,160
Phillips 66	28,500	2,302,800
Range Resources Corp.	113,100	884,442
Valero Energy Corp.	33,900	2,386,560
Whiting Petroleum Corp.*	56,300	1,034,794
		32,546,248
Paper & Forest Products 0.7%
Domtar Corp.	53,200	2,237,060
Pharmaceuticals 5.1%
Allergan PLC	23,300	2,840,503
Johnson & Johnson	36,200	4,747,630

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Pharmaceuticals (cont’d.)
Merck & Co., Inc.	29,000	$ 2,297,090
Mylan NV*	120,100	2,017,680
Pfizer, Inc.	82,256	3,415,269
		15,318,172
Real Estate Management & Development 0.4%
Realogy Holdings Corp.(a)	186,800	1,324,412
Road & Rail 1.3%
Knight-Swift Transportation Holdings, Inc.	73,900	2,042,596
Ryder System, Inc.	39,200	1,979,600
		4,022,196
Semiconductors & Semiconductor Equipment 2.9%
Intel Corp.	142,600	6,280,104
Micron Technology, Inc.*	75,300	2,455,533
		8,735,637
Software 0.1%
Oracle Corp.	8,100	409,860
Specialty Retail 1.0%
AutoNation, Inc.*(a)	57,900	2,285,313
Penske Automotive Group, Inc.	17,000	726,240
		3,011,553
Technology Hardware, Storage & Peripherals 0.9%
Hewlett Packard Enterprise Co.	197,300	2,706,956
Xerox Corp.	3,600	110,196
		2,817,152
Tobacco 0.2%
Philip Morris International, Inc.	9,200	709,596

PGIM QMA Large-Cap Value Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Trading Companies & Distributors 1.5%
Air Lease Corp.	65,300	$ 2,350,800
WESCO International, Inc.*	44,800	2,097,984
		4,448,784
Wireless Telecommunication Services 0.0%
Telephone & Data Systems, Inc.	2,200	63,382
Total Common Stocks (cost $296,500,295)		299,452,921
Exchange-Traded Fund 0.4%
iShares Russell 1000 Value ETF (cost $1,253,225)	10,200	1,219,614

Total Long-Term Investments (cost $297,753,520)		300,672,535

Short-Term Investments 2.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	1,662,603	1,662,603
PGIM Institutional Money Market Fund (cost $4,774,628; includes $4,754,399 of cash collateral for securities on loan)(b)(w)	4,774,640	4,775,595

Total Short-Term Investments (cost $6,437,231)		6,438,198

TOTAL INVESTMENTS 101.3% (cost $304,190,751)		307,110,733
Liabilities in excess of other assets (1.3)%		(3,798,694)

Net Assets 100.0%		$ 303,312,039

See the Glossary for a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings.

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $4,542,066; cash collateral of $4,754,399 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Long-Term Investments 96.9%
Asset-Backed Securities 10.8%
Automobiles 0.2%
OneMain Direct Auto Receivables Trust, Series 2017-02A, Class E, 144A	4.740%	11/14/25		800	$ 815,192
Collateralized Loan Obligations 7.6%
Anchorage Capital CLO Ltd. (Ireland), Series 01X, Class A2	1.500	01/15/31	EUR	3,000	3,337,717
Armada Euro CLO (Ireland), Series 2018-02A, Class A3, 144A	1.500	11/15/31	EUR	250	278,937
Battalion CLO Ltd. (Cayman Islands),
Series 2014-07A, Class A2RR, 144A, 3 Month LIBOR + 1.810%	4.398(c)	07/17/28		500	499,589
Series 2016-10A, Class A1R, 144A, 3 Month LIBOR + 1.250%	3.778(c)	01/24/29		2,750	2,750,034

BlueMountain Fuji CLO DAC (Ireland), Series 04A, Class B2, 144A	2.900	03/30/32	EUR	1,000	1,116,334
Brookside Mill CLO Ltd. (Cayman Islands), Series 2013-01A, Class BR, 144A, 3 Month LIBOR + 1.350%	3.938(c)	01/17/28		500	490,181
CVC Cordatus Loan Fund DAC (Ireland), Series 14A, Class A2, 144A	1.450	05/22/32	EUR	1,500	1,675,726
CVC Cordatus Loan Fund DAV (Ireland), Series 03A, Class A2RR, 144A	1.750	08/15/32	EUR	500	561,306
Ellington CLO Ltd. (Cayman Islands), Series 2019-04A, Class A, 144A, 3 Month LIBOR + 1.840%	4.348(c)	04/15/29		2,000	2,008,420
Hayfin Emerald CLO DAC (Ireland),
Series 01A, Class A2, 144A, 3 Month EURIBOR + 1.090%	1.090(c)	09/06/31	EUR	250	278,440
Series 2A, Class B1, 144A, 3 Month EURIBOR + 1.850% (Cap N/A, Floor 1.850%)	1.850(c)	05/27/32	EUR	500	561,268
Series 2A, Class B2, 144A	2.650	05/27/32	EUR	1,000	1,117,386

HPC Investment Partners CLO, Series 2013-02RR, Class A2, 144A, 3 Month LIBOR + 1.625%	4.217(c)	10/20/29		750	743,171
Jamestown CLO Ltd. (Cayman Islands), Series 2019-01A, Class A2, 144A, 3 Month LIBOR + 2.150%	4.573(c)	04/20/32		2,000	2,032,874

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Jefferson Mill CLO Ltd. (Cayman Islands), Series 2015-01A, Class BR, 3 Month LIBOR + 1.950%	4.531%(c)	10/20/31		500	$ 503,069
Man GLG US CLO Ltd. (Cayman Islands), Series 2018-02A, Class A2R, 144A, 3 Month LIBOR + 1.800%	4.397(c)	10/15/28		2,000	1,997,115
MidOcean Credit CLO (Cayman Islands), Series 2018-08A, Class B, 144A, 3 Month LIBOR + 1.650%	4.170(c)	02/20/31		250	247,051
Mountain View CLO Ltd. (Cayman Islands),
Series 2015-09A, Class A2R, 144A, 3 Month LIBOR + 1.780%	4.377(c)	07/15/31		500	497,723
Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000% (Cap N/A, Floor 2.000%)	4.618(c)	04/15/29		1,000	999,741
OZLM Ltd. (Cayman Islands),
Series 2014-09A, Class A2RR, 144A, 3 Month LIBOR + 1.900%	4.492(c)	10/20/31		250	250,486
Series 2018-20A, Class A2, 144A, 3 Month LIBOR + 1.650%	4.242(c)	04/20/31		250	248,073

Park Avenue Institutional Advisers CLO Ltd. (Cayman Islands), Series 2018-01A, Class A2, 144A, 3 Month LIBOR + 1.900%	4.492(c)	10/20/31		2,000	1,999,908
Shackleton CLO Ltd. (Cayman Islands), Series 2014-05RA, Class B, 144A, 3 Month LIBOR + 1.700%	4.265(c)	05/07/31		500	495,468
St Paul’s CLO DAC (Netherlands), Series 07A, Class B2R, 144A	2.400	04/30/30	EUR	500	557,420
Strata CLO Ltd. (Cayman Islands), Series 2018-01A, Class A, 144A, 3 Month LIBOR + 1.590%	4.406(c)	01/15/31		1,750	1,741,747
TCW CLO Ltd. (Cayman Islands), Series 2019-01A, Class B, 144A, 3 Month LIBOR + 2.000%	4.679(c)	02/15/29		1,000	1,000,096
Trinitas CLO Ltd. (Cayman Islands),
Series 2015-03A, Class BR, 144A, 3 Month LIBOR + 1.400%	3.997(c)	07/15/27		250	248,172
Series 2016-04A, Class BR, 144A, 3 Month LIBOR + 1.950%	4.551(c)	10/18/31		650	653,908

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class A1D, 144A, 3 Month LIBOR + 1.420%	4.012%(c)	10/20/28	750	$ 750,741
Zais CLO Ltd. (Cayman Islands), Series 2015-03A, Class A2R, 144A, 3 Month LIBOR + 2.190%	4.787(c)	07/15/31	500	490,455
				30,132,556
Consumer Loans 0.5%
Lendmark Funding Trust,
Series 2017-01A, Class C, 144A	5.410	12/22/25	100	103,193
Series 2017-02A, Class C, 144A	4.330	05/20/26	100	101,031
OneMain Financial Issuance Trust,
Series 2015-02A, Class C, 144A	4.320	07/18/25	211	210,921
Series 2017-01A, Class C, 144A	3.350	09/14/32	100	99,849
Oportun Funding LLC,
Series 2017-B, Class B, 144A	4.260	10/10/23	250	251,505
Series 2018-B, Class B, 144A	4.500	07/08/24	250	252,721
Series 2018-C, Class C, 144A	5.520	10/08/24	500	515,169
PNMAC GMSR Issuer Trust,
Series 2018-GT01, Class A, 144A, 1 Month LIBOR + 2.850%	5.280(c)	02/25/23	100	100,186
Series 2018-GT02, Class A, 144A, 1 Month LIBOR + 2.650%	5.080(c)	08/25/25	200	200,717
				1,835,292
Home Equity Loan 0.0%
New Century Home Equity Loan Trust, Series 2003-06, Class M1, 1 Month LIBOR + 1.080%	3.510(c)	01/25/34	110	110,606
Other 0.1%
PNMAC FMSR Issuer Trust, Series 2018-FT01, Class A, 144A, 1 Month LIBOR + 2.350%	4.780(c)	04/25/23	380	383,609

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (Continued)
Residential Mortgage-Backed Securities 2.1%
Credit Suisse Mortgage Trust,
Series 2016-RPL01, Class A1, 144A, 1 Month LIBOR + 3.150%	5.636%(c)	12/26/46		273	$ 274,646
Series 2018-RPL08, Class A1, 144A	4.125(cc)	07/25/58		689	695,627
Legacy Mortgage Asset Trust,
Series 2019-GS01, Class A1, 144A	4.000	01/25/59		379	383,587
Series 2019-GS02, Class A1, 144A	3.750	01/25/59		489	490,880
Series 2019-GS03, Class A1, 144A	3.750	04/25/59		296	299,594
Series 2019-GS04, Class A1, 144A	3.438	05/25/59		1,300	1,305,034
Series 2019-SL01, Class A, 144A	4.000(cc)	12/28/54		377	377,869

LSFVT, Series 2019-01, 1 Month LIBOR + 2.000%^	4.483(c)	05/02/22		2,540	2,540,000
TFS (Spain), Series 2018-03, Class A1, 1 Month EURIBOR + 2.900%	2.900(c)	03/16/23	EUR	794	885,675
Towd Point Mortgage Trust, Series 2018-03, Class A1, 144A	3.750(cc)	05/25/58		868	898,717
					8,151,629
Student Loans 0.3%
SLM Student Loan Trust,
Series 2004-02X, Class A6, 3 Month EURIBOR + 0.550%	0.239(c)	07/25/39	EUR	810	874,628
Series 2007-02, Class B, 3 Month LIBOR + 0.170%	2.750(c)	07/25/25		200	183,799
					1,058,427
Total Asset-Backed Securities (cost $42,567,701)					42,487,311
Bank Loans 0.3%
Electric 0.0%
Vistra Operations Co. LLC, Initial Term B-1 Loan, 1 Month LIBOR + 2.000%	4.439(c)	08/04/23		124	123,835

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Bank Loans (Continued)
Mining 0.2%
Aleris International, Inc., Initial Term Loan, 1 Month LIBOR + 4.750%	7.189%(c)	02/27/23	846	$ 845,739
Real Estate 0.1%
DTZ US Borrower LLC, Closing Date Term Loan, 1 Month LIBOR + 3.250%	5.689(c)	08/21/25	299	297,381
Software 0.0%
Infor US, Inc., Tranche B-6 Term Loan, 1 Month LIBOR + 2.750%	5.189(c)	02/01/22	200	199,063
Total Bank Loans (cost $1,457,660)				1,466,018
Commercial Mortgage-Backed Securities 3.8%
20 Times Square Trust,
Series 2018-20TS, Class G, 144A	3.100(cc)	05/15/35	100	95,454
Series 2018-20TS, Class H, 144A	3.100(cc)	05/15/35	100	93,529
BBCMS Mortgage Trust,
Series 2016-ETC, Class E, 144A	3.609(cc)	08/14/36	250	228,130
Series 2018-CHRS, Class D, 144A	4.267(cc)	08/05/38	250	254,632
Series 2018-TALL, Class D, 144A, 1 Month LIBOR + 1.449%	3.888(c)	03/15/37	375	373,269

BX Commercial Mortgage Trust, Series 2018-IND, Class G, 144A, 1 Month LIBOR + 2.050%	4.490(c)	11/15/35	495	496,764
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class E, 144A	4.745(cc)	01/10/24	3,700	3,807,044
Commercial Mortgage Trust, Series 2012-CR04, Class A2	1.801	10/15/45	443	433,349
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE04, Class F, 144A, 1 Month LIBOR + 2.650%	5.113(c)	05/15/36	2,100	2,100,000
Credit Suisse Mortgage Trust, Series 2017-LSTK, Class E, 144A	3.331(cc)	04/05/33	250	246,897
CSAIL Commercial Mortgage Trust, Series 2018-CX11, Class A3	4.095	04/15/51	500	531,723

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Mortgage-Backed Securities (Continued)
DBGS Mortgage Trust,
Series 2018-BIOD, Class E, 144A, 1 Month LIBOR + 1.700%	4.140%(c)	05/15/35		93	$ 92,055
Series 2018-BIOD, Class F, 144A, 1 Month LIBOR + 2.000%	4.440(c)	05/15/35		325	319,640
DBWF Mortgage Trust,
Series 2016-85T, Class D, 144A	3.808(cc)	12/10/36		250	252,320
Series 2016-85T, Class E, 144A	3.808(cc)	12/10/36		250	240,783

Fannie Mae-Aces, Series 2016-M07, Class AB1	1.860	09/25/26		150	148,098
FHLMC Multifamily Structured Pass-Through Certificates,
Series K055, Class X1, IO	1.365(cc)	03/25/26		1,144	89,204
Series K066, Class X1, IO	0.752(cc)	06/25/27		7,479	388,607
Series KC02, Class X1, IO	0.374(cc)	03/25/24		88,116	1,481,314

Independence Plaza Trust, Series 2018-INDP, Class E, 144A	4.996	07/10/35		175	182,712
JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A4	3.311	03/15/49		500	516,256
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2018-AON, Class E, 144A	4.613(cc)	07/05/31		1,575	1,631,754
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP02, Class A3	2.559	08/15/49		500	492,309
Rosslyn Portfolio Trust, Series 2017-ROSS, Class XCP, 144A, IO	—(p)	06/15/33		184,540	1,753
Salus European Loan Conduit DAC (United Kingdom), Series 33A, Class A, 144A, 3 Month GBP LIBOR + 1.500% (Cap 5.000%, Floor N/A)	2.322(c)	01/23/29	GBP	450	571,373
Total Commercial Mortgage-Backed Securities (cost $14,848,544)					15,068,969
Convertible Bonds 0.2%
Investment Companies
Aabar Investments PJSC (United Arab Emirates),
Sr. Unsec’d. Notes, EMTN	0.500	03/27/20	EUR	200	214,039
Sr. Unsec’d. Notes, EMTN	1.000	03/27/22	EUR	600	599,927

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Convertible Bonds (Continued)
Investment Companies (cont’d.)

Total Convertible Bonds (cost $844,007)					813,966
Corporate Bonds 41.1%
Aerospace & Defense 0.8%
Boeing Co. (The), Sr. Unsec’d. Notes	3.100%	05/01/26		1,035	$ 1,049,478
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A	7.500	12/01/24		600	589,500
Sr. Unsec’d. Notes, 144A	7.500	03/15/25		200	193,940
Sr. Unsec’d. Notes, 144A	7.875	04/15/27		1,275	1,223,203
					3,056,121
Agriculture 0.2%
Vector Group Ltd., Sr. Sec’d. Notes, 144A	6.125	02/01/25		1,000	916,680
Apparel 0.0%
PVH Corp., Sr. Unsec’d. Notes, 144A	3.125	12/15/27	EUR	100	118,822
Auto Manufacturers 0.1%
BMW US Capital LLC (Germany), Gtd. Notes, 144A	3.100	04/12/21		80	80,670
Ford Motor Co.,
Sr. Unsec’d. Notes	5.291	12/08/46		45	39,464
Sr. Unsec’d. Notes	6.625	10/01/28		70	76,610

General Motors Co., Sr. Unsec’d. Notes	6.250	10/02/43		80	80,676
					277,420
Auto Parts & Equipment 1.7%
Adient Global Holdings Ltd., Gtd. Notes, 144A	4.875	08/15/26		850	631,124
Adient US LLC, Sr. Sec’d. Notes, 144A	7.000	05/15/26		600	595,500

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Parts & Equipment (cont’d.)
American Axle & Manufacturing, Inc.,
Gtd. Notes	6.250%	03/15/26	600	$ 570,000
Gtd. Notes(a)	6.500	04/01/27	1,475	1,393,875

Cooper-Standard Automotive, Inc., Gtd. Notes, 144A	5.625	11/15/26	1,750	1,505,000
Dana Financing Luxembourg Sarl,
Gtd. Notes, 144A	5.750	04/15/25	250	249,375
Gtd. Notes, 144A	6.500	06/01/26	675	696,937

Nemak SAB de CV (Mexico), Sr. Unsec’d. Notes(a)	4.750	01/23/25	1,285	1,265,147
				6,906,958
Banks 9.0%
Banco do Brasil SA (Brazil), Gtd. Notes	3.875	10/10/22	550	548,631
Banco Nacional de Costa Rica (Costa Rica), Sr. Unsec’d. Notes	5.875	04/25/21	300	301,500
Bank of America Corp.,
Jr. Sub. Notes, Series AA	6.100(ff)	–(rr)	110	117,849
Sr. Unsec’d. Notes	3.419(ff)	12/20/28	85	84,857
Sr. Unsec’d. Notes, GMTN	3.593(ff)	07/21/28	70	70,684
Sr. Unsec’d. Notes, MTN	3.974(ff)	02/07/30	1,900	1,968,851
Sr. Unsec’d. Notes, MTN	4.330(ff)	03/15/50	750	792,667
Sub. Notes, MTN	4.250	10/22/26	460	479,109
Sub. Notes, MTN	4.450	03/03/26	1,820	1,918,004

Bank of Baroda (India), Sr. Unsec’d. Notes, 144A	4.875	07/23/19	200	199,993
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	3.932(ff)	05/07/25	600	596,300
Sr. Unsec’d. Notes	4.337	01/10/28	550	549,721
Sr. Unsec’d. Notes	4.610(ff)	02/15/23	775	793,162

BNP Paribas SA (France), Sr. Unsec’d. Notes, 144A	4.400	08/14/28	400	418,028
Caixa Economica Federal (Brazil), Sub. Notes	7.250(ff)	07/23/24	200	200,754
CIT Group, Inc., Sub. Notes	6.125	03/09/28	150	164,520
Citigroup, Inc.,
Jr. Sub. Notes, Series Q	5.950(ff)	–(rr)	235	238,243

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	3.520%(ff)	10/27/28	1,025	$ 1,024,754
Sr. Unsec’d. Notes	3.980(ff)	03/20/30	1,270	1,314,145
Sub. Notes	4.450	09/29/27	575	601,286

Credit Suisse Group AG (Switzerland), Sr. Unsec’d. Notes, 144A	3.869(ff)	01/12/29	1,100	1,098,003
Danske Bank A/S (Denmark), Sr. Unsec’d. Notes, 144A	5.000	01/12/22	200	207,010
Deutsche Bank AG (Germany), Sr. Unsec’d. Notes, Series D	5.000	02/14/22	600	612,414
Development Bank of the Republic of Belarus JSC (Belarus), Sr. Unsec’d. Notes, 144A	6.750	05/02/24	1,670	1,698,457
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series L, 3 Month LIBOR + 3.884%	6.429(c)	–(rr)	130	130,520
Sr. Unsec’d. Notes	3.850	01/26/27	150	153,198
Sr. Unsec’d. Notes	4.223(ff)	05/01/29	1,300	1,350,960

HSBC Holdings PLC (United Kingdom), Sr. Unsec’d. Notes	3.973(ff)	05/22/30	2,000	2,023,094
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series I, 3 Month LIBOR + 3.470%	6.053(c)	–(rr)	90	89,916
Jr. Sub. Notes, Series R	6.000(ff)	–(rr)	120	125,280
Sr. Unsec’d. Notes	3.509(ff)	01/23/29	95	95,883
Sr. Unsec’d. Notes	4.005(ff)	04/23/29	2,000	2,088,382
Sr. Unsec’d. Notes	4.452(ff)	12/05/29	2,925	3,164,252

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	3.900	03/12/24	200	203,672
Morgan Stanley,
Jr. Sub. Notes, Series H	5.450(ff)	–(rr)	250	250,000
Sr. Unsec’d. Notes, GMTN	3.772(ff)	01/24/29	3,780	3,861,669
Sub. Notes, MTN	3.950	04/23/27	1,750	1,784,929

NatWest Markets PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.625	09/29/22	1,060	1,070,790
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes	4.445(ff)	05/08/30	300	302,043
Sr. Unsec’d. Notes	4.519(ff)	06/25/24	1,300	1,332,696

Standard Chartered PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	3.785(ff)	05/21/25	400	399,526

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

State Bank of India (India), Sr. Unsec’d. Notes, 144A	4.375%	01/24/24	280	$ 289,971
UBS Group Funding Switzerland AG (Switzerland), Gtd. Notes, 144A	4.125	09/24/25	510	534,485
				35,250,208
Biotechnology 0.0%
Celgene Corp., Sr. Unsec’d. Notes	4.350	11/15/47	45	47,394
Building Materials 0.4%
Griffon Corp., Gtd. Notes	5.250	03/01/22	500	497,500
Standard Industries, Inc., Sr. Unsec’d. Notes, 144A	5.375	11/15/24	350	353,770
U.S. Concrete, Inc., Gtd. Notes	6.375	06/01/24	825	839,437
				1,690,707
Chemicals 2.2%
Alpha 2 BV (Germany), Sr. Unsec’d. Notes, 144A, Cash coupon 8.750% or PIK 9.500%	8.750	06/01/23	1,525	1,494,500
CF Industries, Inc., Sr. Sec’d. Notes, 144A	4.500	12/01/26	100	102,411
Chemours Co. (The), Gtd. Notes	5.375	05/15/27	1,000	905,000
CNAC HK Finbridge Co. Ltd. (China),
Gtd. Notes	3.500	07/19/22	200	200,613
Gtd. Notes	4.125	03/14/21	850	862,869

Dow Chemical Co. (The), Sr. Unsec’d. Notes, 144A	4.800	05/15/49	220	220,602
Eurochem Finance DAC (Switzerland), Gtd. Notes, 144A	5.500	03/13/24	1,390	1,430,838
Hexion, Inc., Sec’d. Notes, 144A(d)	13.750	02/01/22	100	19,000
NOVA Chemicals Corp. (Canada), Sr. Unsec’d. Notes, 144A	5.250	06/01/27	950	864,500

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Chemicals (cont’d.)

Rain CII Carbon LLC/CII Carbon Corp., Sec’d. Notes, 144A	7.250%	04/01/25		625	$ 571,875
Sasol Financing International Ltd. (South Africa), Gtd. Notes	4.500	11/14/22		200	203,340
SASOL Financing USA LLC (South Africa), Gtd. Notes	5.875	03/27/24		350	370,155
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes	3.450	08/01/25		10	10,139
Starfruit Finco BV/Starfruit US Holdco LLC (Netherlands), Sr. Unsec’d. Notes(a)	6.500	10/01/26	EUR	600	659,006
Syngenta Finance NV (Switzerland), Gtd. Notes	5.182	04/24/28		285	286,516
Tronox Finance PLC, Gtd. Notes, 144A	5.750	10/01/25		235	212,675
Tronox, Inc., Gtd. Notes, 144A	6.500	04/15/26		325	305,500
					8,719,539
Commercial Services 1.1%
DP World PLC (United Arab Emirates), Sr. Unsec’d. Notes	4.250	09/25/30	GBP	500	674,193
ERAC USA Finance LLC, Gtd. Notes, 144A	4.200	11/01/46		100	98,489
Laureate Education, Inc., Gtd. Notes, 144A	8.250	05/01/25		350	378,084
Refinitiv US Holdings, Inc.,
Gtd. Notes, 144A(a)	8.250	11/15/26		1,100	1,094,500
Sr. Sec’d. Notes	4.500	05/15/26	EUR	275	308,591
United Rentals North America, Inc.,
Gtd. Notes	4.625	10/15/25		125	122,813
Gtd. Notes	4.875	01/15/28		1,175	1,139,280
Gtd. Notes	5.250	01/15/30		350	343,000
Gtd. Notes	5.875	09/15/26		25	25,906
Gtd. Notes	6.500	12/15/26		125	132,500
					4,317,356

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Computers 0.7%
Banff Merger Sub, Inc., Sr. Unsec’d. Notes, 144A	9.750%	09/01/26		1,100	$ 1,028,500
Everi Payments, Inc., Gtd. Notes, 144A	7.500	12/15/25		350	362,250
HT Global IT Solutions Holdings Ltd. (India), Sr. Sec’d. Notes	7.000	07/14/21		200	206,050
West Corp., Gtd. Notes, 144A	8.500	10/15/25		1,350	1,069,875
					2,666,675
Distribution/Wholesale 0.3%
Global Partners LP/GLP Finance Corp., Gtd. Notes	7.000	06/15/23		100	101,375
H&E Equipment Services, Inc., Gtd. Notes	5.625	09/01/25		1,000	992,000
					1,093,375
Diversified Financial Services 0.7%
Agenzia Nazionale per l’Attrazione degli Investimenti e lo Sviluppo d’Impresa (Italy), Sr. Unsec’d. Notes	1.375	07/20/22	EUR	200	218,429
Jefferies Group LLC/Jefferies Group Capital Finance, Inc., Sr. Unsec’d. Notes	4.150	01/23/30		350	324,703
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A	8.125	07/15/23		100	99,750
Gtd. Notes, 144A	9.125	07/15/26		1,995	1,953,823
					2,596,705
Electric 1.9%
Abu Dhabi National Energy Co. PJSC (United Arab Emirates), Sr. Unsec’d. Notes, EMTN	5.875	12/13/21		650	693,953
AES Panama SRL (Panama), Sr. Unsec’d. Notes, 144A	6.000	06/25/22		200	205,602
Calpine Corp.,
Sr. Unsec’d. Notes	5.500	02/01/24		155	150,156

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
Calpine Corp., (cont’d.)
Sr. Unsec’d. Notes	5.750%	01/15/25		2,250	$ 2,177,370
Eskom Holdings SOC Ltd. (South Africa),
Gov’t. Gtd. Notes, 144A, MTN	6.350	08/10/28		200	208,896
Sr. Unsec’d. Notes	5.750	01/26/21		400	399,232
Sr. Unsec’d. Notes, 144A	5.750	01/26/21		200	199,616
Sr. Unsec’d. Notes, 144A	7.125	02/11/25		335	341,905
Sr. Unsec’d. Notes, EMTN	6.750	08/06/23		560	573,194

Exelon Corp., Jr. Sub. Notes	3.497	06/01/22		80	81,444
FirstEnergy Corp., Sr. Unsec’d. Notes, Series B	3.900	07/15/27		85	87,129
GenOn Energy, Inc./NRG Americas, Inc., Sec’d. Notes, 6 Month LIBOR + 6.500%(a)	9.044(c)	12/01/23		1,254	1,238,521
NRG Energy, Inc.,
Gtd. Notes	6.625	01/15/27		200	212,750
Gtd. Notes	7.250	05/15/26		75	80,906
Sr. Unsec’d. Notes, 144A	5.250	06/15/29		200	205,534

State Grid Overseas Investment 2016 Ltd. (China), Gtd. Notes, EMTN	2.750	05/04/22		300	299,952
Vistra Operations Co. LLC, Sr. Unsec’d. Notes, 144A	5.625	02/15/27		225	231,401
					7,387,561
Electrical Components & Equipment 0.2%
Energizer Gamma Acquisition BV, Gtd. Notes	4.625	07/15/26	EUR	600	682,968
Energy-Alternate Sources 0.2%
Neerg Energy Ltd. (Mauritius), Sr. Sec’d. Notes	6.000	02/13/22		710	685,944
Engineering & Construction 0.2%
AECOM, Gtd. Notes	5.125	03/15/27		550	540,031

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Engineering & Construction (cont’d.)
Delhi International Airport Ltd. (India), Sr. Sec’d. Notes, 144A	6.450%	06/04/29		250	$ 254,063
Mexico City Airport Trust (Mexico), Sr. Sec’d. Notes, 144A	3.875	04/30/28		200	189,750
					983,844
Entertainment 1.1%
AMC Entertainment Holdings, Inc.,
Gtd. Notes	5.750	06/15/25		200	181,750
Gtd. Notes	5.875	11/15/26		1,325	1,162,687

Caesars Resort Collection LLC/CRC Finco, Inc., Gtd. Notes, 144A	5.250	10/15/25		550	537,900
Codere Finance 2 Luxembourg SA (Spain), Sr. Sec’d. Notes	6.750	11/01/21	EUR	300	325,287
CPUK Finance Ltd. (United Kingdom), Sec’d. Notes, 144A	4.250	02/28/47	GBP	100	126,447
International Game Technology PLC, Sr. Sec’d. Notes, 144A	6.500	02/15/25		700	736,750
Jacobs Entertainment, Inc., Sec’d. Notes, 144A	7.875	02/01/24		200	213,000
National CineMedia LLC, Sr. Unsec’d. Notes	5.750	08/15/26		125	117,813
Penn National Gaming, Inc., Sr. Unsec’d. Notes, 144A	5.625	01/15/27		275	269,500
Scientific Games International, Inc.,
Gtd. Notes	6.250	09/01/20		225	224,437
Gtd. Notes	6.625	05/15/21		425	428,719
Gtd. Notes, 144A	8.250	03/15/26		200	201,128
					4,525,418
Environmental Control 0.0%
Advanced Disposal Services, Inc., Gtd. Notes, 144A	5.625	11/15/24		100	104,000
Foods 0.6%
Co-operative Group Holdings 2011 Ltd. (United Kingdom), Gtd. Notes	7.500	07/08/26	GBP	200	279,769

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Foods (cont’d.)
JBS USA LUX SA/JBS USA Finance, Inc.,
Gtd. Notes	5.750%	06/15/25		280	$ 286,300
Gtd. Notes, 144A	5.750	06/15/25		125	127,812
Gtd. Notes, 144A	5.875	07/15/24		1,300	1,332,500

JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc., Gtd. Notes, 144A	6.500	04/15/29		75	78,750
Picard Groupe SAS (France), Sr. Sec’d. Notes, 144A, 3 Month EURIBOR + 3.000% (Cap N/A, Floor 3.000%)	3.000(c)	11/30/23	EUR	100	105,794
Pilgrim’s Pride Corp.,
Gtd. Notes, 144A	5.750	03/15/25		75	75,937
Gtd. Notes, 144A	5.875	09/30/27		50	50,298

Post Holdings, Inc., Gtd. Notes, 144A	5.625	01/15/28		170	168,300
					2,505,460
Gas 0.4%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500	05/20/25		200	203,260
Sr. Unsec’d. Notes	5.750	05/20/27		1,300	1,332,526
					1,535,786
Healthcare-Services 0.7%
Acadia Healthcare Co., Inc., Gtd. Notes	5.625	02/15/23		75	75,094
CHS/Community Health Systems, Inc., Sec’d. Notes, 144A	8.125	06/30/24		33	24,661
HCA, Inc.,
Gtd. Notes	5.375	02/01/25		400	417,380
Gtd. Notes	5.375	09/01/26		200	207,522

IMS Health, Inc., Sr. Unsec’d. Notes, 144A	3.500	10/15/24	EUR	200	228,815
Synlab Bondco PLC (United Kingdom), Sr. Sec’d. Notes, 144A	6.250	07/01/22	EUR	125	142,281
Tenet Healthcare Corp.,
Sr. Unsec’d. Notes	6.750	06/15/23		250	248,750

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)
Tenet Healthcare Corp., (cont’d.)
Sr. Unsec’d. Notes	7.000%	08/01/25	1,100	$ 1,081,168
Sr. Unsec’d. Notes	8.125	04/01/22	150	156,807
				2,582,478
Holding Companies-Diversified 0.1%
CK Hutchison International 17 Ltd. (Hong Kong), Gtd. Notes, 144A	2.875	04/05/22	300	301,319
Home Builders 2.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.,
Sr. Unsec’d. Notes, 144A	6.750	08/01/25	1,125	1,051,875
Sr. Unsec’d. Notes, 144A	9.875	04/01/27	825	845,625
Beazer Homes USA, Inc.,
Gtd. Notes	5.875	10/15/27	175	143,127
Gtd. Notes	6.750	03/15/25	500	465,000
Gtd. Notes	8.750	03/15/22	475	491,516

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. (Canada), Gtd. Notes, 144A	6.125	07/01/22	400	403,000
KB Home, Gtd. Notes	7.500	09/15/22	100	108,875
Lennar Corp., Gtd. Notes	4.750	05/30/25	50	50,500
M/I Homes, Inc., Gtd. Notes	5.625	08/01/25	350	342,125
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A	6.500	10/01/25	475	482,125
Sr. Unsec’d. Notes, 144A	6.875	12/15/23	200	205,000

Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	275	268,386
New Home Co., Inc. (The), Gtd. Notes	7.250	04/01/22	400	357,000
PulteGroup, Inc., Gtd. Notes	5.500	03/01/26	150	156,188
Taylor Morrison Communities, Inc.,
Gtd. Notes	6.625	05/15/22	225	231,682
Gtd. Notes, 144A	5.875	06/15/27	400	397,880

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Home Builders (cont’d.)
Taylor Morrison Communities, Inc./Taylor Morrison Holdings II, Inc.,
Gtd. Notes, 144A	5.250%	04/15/21		100	$ 99,250
Gtd. Notes, 144A	5.625	03/01/24		350	350,875
Gtd. Notes, 144A	5.875	04/15/23		150	153,375
William Lyon Homes, Inc.,
Gtd. Notes	5.875	01/31/25		500	480,000
Gtd. Notes	6.000	09/01/23		1,250	1,237,500
Gtd. Notes	7.000	08/15/22		200	200,000
					8,520,904
Home Furnishings 0.1%
Tempur Sealy International, Inc., Gtd. Notes	5.500	06/15/26		475	476,187
Household Products/Wares 0.3%
Diamond BC BV, Sr. Unsec’d. Notes(a)	5.625	08/15/25	EUR	1,105	913,498
Spectrum Brands, Inc., Gtd. Notes, 144A	4.000	10/01/26	EUR	100	115,380
					1,028,878
Insurance 0.0%
Liberty Mutual Group, Inc., Gtd. Notes, 144A	4.850	08/01/44		75	80,082
Teachers Insurance & Annuity Association of America, Sub. Notes, 144A	4.900	09/15/44		75	87,162
					167,244
Internet 0.0%
Zayo Group LLC/Zayo Capital, Inc., Gtd. Notes, 144A	5.750	01/15/27		175	179,813

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Iron/Steel 0.3%
ABJA Investment Co. Pte Ltd. (India), Gtd. Notes	4.850%	01/31/20	200	$ 200,760
Cleveland-Cliffs, Inc., Sr. Unsec’d. Notes, 144A	5.875	06/01/27	1,000	930,000
				1,130,760
Lodging 0.2%
Jack Ohio Finance LLC/Jack Ohio Finance 1 Corp.,
Sec’d. Notes, 144A	10.250	11/15/22	125	134,062
Sr. Sec’d. Notes, 144A	6.750	11/15/21	50	51,173

MGM Resorts International, Gtd. Notes	6.000	03/15/23	125	131,250
Sands China Ltd. (Macau), Sr. Unsec’d. Notes	5.125	08/08/25	200	209,696
Studio City Co., Ltd. (Macau),
Sr. Sec’d. Notes	5.875	11/30/19	200	200,750
Sr. Sec’d. Notes	7.250	11/30/21	200	206,750
				933,681
Media 2.0%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A	5.000	02/01/28	550	544,500
Sr. Unsec’d. Notes, 144A	5.125	05/01/23	90	90,648
Sr. Unsec’d. Notes, 144A	5.875	05/01/27	175	180,469
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	5.375	04/01/38	100	102,310
Sr. Sec’d. Notes	5.750	04/01/48	195	205,060
Sr. Sec’d. Notes	6.384	10/23/35	15	16,797
Sr. Sec’d. Notes	6.484	10/23/45	15	16,907
Sr. Sec’d. Notes	6.834	10/23/55	30	34,552
Clear Channel Worldwide Holdings, Inc.,
Gtd. Notes, 144A	9.250	02/15/24	2,325	2,481,240
Gtd. Notes, Series A	6.500	11/15/22	450	458,869
Comcast Corp.,
Gtd. Notes	4.150	10/15/28	90	96,635
Gtd. Notes	4.250	10/15/30	30	32,403

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Media (cont’d.)

CSC Holdings LLC, Sr. Unsec’d. Notes, 144A	7.500%	04/01/28		275	$ 292,875
Discovery Communications LLC,
Gtd. Notes	5.000	09/20/37		25	25,051
Gtd. Notes	5.300	05/15/49		70	70,636
DISH DBS Corp.,
Gtd. Notes	5.125	05/01/20		150	150,753
Gtd. Notes(a)	7.750	07/01/26		1,500	1,376,250

Radiate Holdco LLC/Radiate Finance, Inc., Sr. Unsec’d. Notes, 144A	6.625	02/15/25		400	391,000
Sinclair Television Group, Inc., Gtd. Notes, 144A	5.875	03/15/26		50	50,250
Univision Communications, Inc., Sr. Sec’d. Notes, 144A	6.750	09/15/22		64	64,640
Virgin Media Secured Finance PLC (United Kingdom), Sr. Sec’d. Notes	4.875	01/15/27	GBP	250	316,190
Warner Media LLC, Gtd. Notes	3.800	02/15/27		25	25,495
Ziggo Bond Co. BV (Netherlands), Sr. Sec’d. Notes	7.125	05/15/24	EUR	124	143,538
Ziggo BV (Netherlands), Sr. Sec’d. Notes	4.250	01/15/27	EUR	550	636,949
					7,804,017
Mining 0.3%
AngloGold Ashanti Holdings PLC (South Africa), Gtd. Notes	5.375	04/15/20		200	203,165
Indonesia Asahan Aluminium Persero PT (Indonesia), Sr. Unsec’d. Notes	6.530	11/15/28		730	823,939
Volcan Cia Minera SAA (Peru), Gtd. Notes	5.375	02/02/22		200	205,500
					1,232,604
Miscellaneous Manufacturing 0.0%
Amsted Industries, Inc., Gtd. Notes, 144A	5.000	03/15/22		100	101,410

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas 4.8%
Alta Mesa Holdings LP/Alta Mesa Finance Services Corp., Gtd. Notes	7.875%	12/15/24		1,950	$ 731,250
Antero Resources Corp.,
Gtd. Notes	5.375	11/01/21		1,500	1,494,780
Gtd. Notes	5.625	06/01/23		300	296,625
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Sr. Unsec’d. Notes, 144A	7.000	11/01/26		225	210,870
Sr. Unsec’d. Notes, 144A	10.000	04/01/22		616	653,662

Citgo Holding, Inc., Sr. Sec’d. Notes, 144A	10.750	02/15/20		1,550	1,590,688
CNX Resources Corp.,
Gtd. Notes	5.875	04/15/22		343	328,896
Gtd. Notes, 144A	7.250	03/14/27		300	268,806

Endeavor Energy Resources LP/EER Finance, Inc., Sr. Unsec’d. Notes, 144A	5.500	01/30/26		75	76,500
Extraction Oil & Gas, Inc., Gtd. Notes, 144A	5.625	02/01/26		975	765,375
Gazprom OAO Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes, 144A	6.510	03/07/22		100	107,223
Sr. Unsec’d. Notes, EMTN	8.625	04/28/34		600	782,666

Harvest Operations Corp. (South Korea), Gtd. Notes, 144A	4.200	06/01/23		200	210,676
Helmerich & Payne, Inc., Gtd. Notes	4.650	03/15/25		589	621,237
Hilcorp Energy I LP/Hilcorp Finance Co.,
Sr. Unsec’d. Notes, 144A	5.750	10/01/25		150	147,375
Sr. Unsec’d. Notes, 144A	6.250	11/01/28		700	700,889

KazMunayGas National Co. JSC (Kazakhstan), Sr. Unsec’d. Notes, 144A	4.750	04/24/25		1,230	1,285,350
MEG Energy Corp. (Canada),
Gtd. Notes, 144A	6.375	01/30/23		600	529,500
Gtd. Notes, 144A	7.000	03/31/24		75	66,938

Nabors Industries, Inc., Gtd. Notes	5.750	02/01/25		375	305,044
Petrobras Global Finance BV (Brazil),
Gtd. Notes	4.250	10/02/23	EUR	150	185,143
Gtd. Notes	4.750	01/14/25	EUR	680	842,190

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)
Petrobras Global Finance BV (Brazil), (cont’d.)
Gtd. Notes	5.299%	01/27/25		25	$ 25,950
Gtd. Notes	5.750	02/01/29		25	25,221
Gtd. Notes	6.625	01/16/34	GBP	200	275,020
Gtd. Notes	7.375	01/17/27		920	1,033,436
Gtd. Notes	8.750	05/23/26		850	1,024,548
Petroleos Mexicanos (Mexico),
Gtd. Notes	4.750	02/26/29	EUR	100	109,008
Gtd. Notes	5.375	03/13/22		10	10,285
Gtd. Notes	6.350	02/12/48		82	71,578
Gtd. Notes, EMTN	2.750	04/21/27	EUR	700	685,509
Gtd. Notes, EMTN	3.750	02/21/24	EUR	390	442,694
Gtd. Notes, EMTN	4.875	02/21/28	EUR	490	547,544
Gtd. Notes, MTN	6.750	09/21/47		40	36,156
Range Resources Corp.,
Gtd. Notes	4.875	05/15/25		300	261,375
Gtd. Notes	5.875	07/01/22		475	465,500

Saka Energi Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A	4.450	05/05/24		450	445,276
Sinopec Group Overseas Development 2013 Ltd. (China), Gtd. Notes	4.375	10/17/23		200	211,045
Transocean, Inc., Gtd. Notes, 144A	7.250	11/01/25		975	906,750
					18,778,578
Packaging & Containers 0.7%
ARD Finance SA (Luxembourg), Sr. Sec’d. Notes, Cash coupon 6.625% or PIK 7.375%	6.625	09/15/23	EUR	2,100	2,377,277
Crown European Holdings SA, Gtd. Notes, 144A	2.875	02/01/26	EUR	125	144,532
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC, Sr. Sec’d. Notes	5.750	10/15/20		412	412,509
					2,934,318

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pharmaceuticals 0.9%
Bausch Health Americas, Inc., Gtd. Notes, 144A	8.500%	01/31/27		90	$ 94,472
Bausch Health Cos., Inc.,
Gtd. Notes, 144A	6.125	04/15/25		1,850	1,802,594
Gtd. Notes, 144A	7.250	05/30/29		240	238,800
Sr. Sec’d. Notes, 144A	5.750	08/15/27		35	35,328
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A	4.125	06/15/39		90	93,860
Sr. Unsec’d. Notes, 144A	4.250	10/26/49		600	633,506

Cigna Corp., Gtd. Notes, 144A	4.375	10/15/28		115	120,541
CVS Health Corp.,
Sr. Unsec’d. Notes	4.780	03/25/38		10	10,000
Sr. Unsec’d. Notes	5.125	07/20/45		25	25,472

Endo Dac/Endo Finance LLC/Endo Finco, Inc., Gtd. Notes, 144A	6.000	02/01/25		200	133,000
Express Scripts Holding Co., Gtd. Notes	3.400	03/01/27		40	39,733
Mylan, Inc., Gtd. Notes	5.200	04/15/48		45	40,379
Nidda BondCo GmbH (Germany), Gtd. Notes, 144A	5.000	09/30/25	EUR	100	107,952
					3,375,637
Pipelines 0.3%
Energy Transfer Operating LP, Gtd. Notes	5.300	04/15/47		5	4,940
Enterprise Products Operating LLC, Gtd. Notes	4.875(ff)	08/16/77		400	370,000
ONEOK, Inc., Gtd. Notes	4.950	07/13/47		25	24,955
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	6.875	04/15/40		225	242,561

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp., Gtd. Notes, 144A	5.500%	01/15/28		400	$ 398,000
Williams Cos., Inc. (The), Sr. Unsec’d. Notes	4.900	01/15/45		76	75,833
					1,116,289
Real Estate 0.4%
Franshion Development Ltd. (China), Gtd. Notes	6.750	04/15/21		400	424,488
Greystar Real Estate Partners LLC, Sr. Sec’d. Notes, 144A	5.750	12/01/25		800	794,000
Hunt Cos., Inc., Sr. Sec’d. Notes, 144A	6.250	02/15/26		400	371,500
					1,589,988
Real Estate Investment Trusts (REITs) 0.2%
Equinix, Inc., Sr. Unsec’d. Notes	2.875	02/01/26	EUR	300	345,201
GLP Capital LP/GLP Financing II, Inc., Gtd. Notes	5.375	11/01/23		175	185,864
MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc., Gtd. Notes	4.500	09/01/26		75	73,103
Sabra Health Care LP/Sabra Capital Corp., Gtd. Notes	4.800	06/01/24		230	231,437
					835,605
Retail 1.5%
CEC Entertainment, Inc., Gtd. Notes	8.000	02/15/22		150	150,188
eG Global Finance PLC (United Kingdom), Sr. Sec’d. Notes, 144A	4.375	02/07/25	EUR	1,000	1,094,813
Ferrellgas LP/Ferrellgas Finance Corp., Gtd. Notes	6.750	06/15/23		600	518,250

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Retail (cont’d.)
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp., Sr. Unsec’d. Notes	8.625%	06/15/20		275	$ 200,062
Golden Nugget, Inc.,
Gtd. Notes, 144A	8.750	10/01/25		600	603,750
Sr. Unsec’d. Notes, 144A	6.750	10/15/24		350	347,375

Jewel UK Bondco PLC (United Kingdom), Sr. Sec’d. Notes	8.500	04/15/23	GBP	680	913,547
L Brands, Inc., Gtd. Notes	5.625	10/15/23		200	203,960
Rite Aid Corp., Gtd. Notes, 144A	6.125	04/01/23		325	266,500
Sally Holdings LLC/Sally Capital, Inc., Gtd. Notes(a)	5.625	12/01/25		1,050	1,036,875
Stonegate Pub Co. Financing PLC (United Kingdom), Sr. Sec’d. Notes, 3 Month GBP LIBOR + 4.375%	5.220(c)	03/15/22	GBP	200	252,355
Suburban Propane Partners LP/Suburban Energy Finance Corp., Sr. Unsec’d. Notes	5.750	03/01/25		375	372,862
					5,960,537
Semiconductors 0.2%
Broadcom, Inc.,
Gtd. Notes, 144A	3.125	04/15/21		470	470,853
Gtd. Notes, 144A	3.125	10/15/22		360	358,152
					829,005
Software 0.4%
Infor US, Inc., Gtd. Notes	6.500	05/15/22		395	399,562
InterXion Holding NV (Netherlands), Gtd. Notes	4.750	06/15/25	EUR	850	1,003,225
Microsoft Corp., Sr. Unsec’d. Notes	3.750	02/12/45		25	26,014
					1,428,801

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Telecommunications 3.0%
AT&T, Inc.,
Sr. Unsec’d. Notes	4.300%	02/15/30		75	$ 77,533
Sr. Unsec’d. Notes	4.850	03/01/39		650	666,183
CenturyLink, Inc.,
Sr. Unsec’d. Notes, Series P(a)	7.600	09/15/39		505	439,350
Sr. Unsec’d. Notes, Series S	6.450	06/15/21		150	156,000

CommScope Technologies LLC, Gtd. Notes, 144A	6.000	06/15/25		250	226,755
CommScope, Inc., Gtd. Notes, 144A	8.250	03/01/27		1,000	990,000
Intelsat Jackson Holdings SA (Luxembourg),
Gtd. Notes	5.500	08/01/23		600	537,000
Gtd. Notes, 144A	9.750	07/15/25		225	226,580

MTN Mauritius Investments Ltd. (South Africa), Gtd. Notes	5.373	02/13/22		220	224,105
Sprint Capital Corp.,
Gtd. Notes	6.875	11/15/28		425	442,531
Gtd. Notes	8.750	03/15/32		950	1,090,125

VEON Holdings BV (Netherlands), Sr. Unsec’d. Notes	3.950	06/16/21		450	448,520
Wind Tre SpA (Italy),
Sr. Sec’d. Notes	3.125	01/20/25	EUR	100	109,335
Sr. Sec’d. Notes, 144A	3.125	01/20/25	EUR	175	191,337
Sr. Sec’d. Notes, 144A	5.000	01/20/26		4,700	4,452,310

Xplornet Communications, Inc. (Canada), Gtd. Notes, 144A, Cash coupon 9.625% or PIK 10.625%	9.625	06/01/22		1,375	1,415,033
					11,692,697
Transportation 0.4%
Hidrovias International Finance Sarl (Brazil), Gtd. Notes	5.950	01/24/25		560	550,906
Kenan Advantage Group, Inc. (The), Sr. Unsec’d. Notes, 144A	7.875	07/31/23		100	94,500

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Transportation (cont’d.)
Lima Metro Line 2 Finance Ltd. (Peru), Sr. Sec’d. Notes	5.875%	07/05/34	200	$ 213,000
Pelabuhan Indonesia III Persero PT (Indonesia), Sr. Unsec’d. Notes(a)	4.875	10/01/24	650	679,575
				1,537,981
Trucking & Leasing 0.2%
Avolon Holdings Funding Ltd. (Ireland), Gtd. Notes, 144A	5.500	01/15/23	150	155,835
Park Aerospace Holdings Ltd. (Ireland),
Gtd. Notes, 144A	4.500	03/15/23	500	505,585
Gtd. Notes, 144A	5.500	02/15/24	75	78,623
				740,043
Water 0.1%
Aegea Finance Sarl (Brazil), Gtd. Notes, 144A	5.750	10/10/24	410	407,950
Total Corporate Bonds (cost $161,222,168)				161,755,665
Municipal Bonds 0.5%
Puerto Rico
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue,
Revenue Bonds, Series A-1	4.750	07/01/53	700	675,283
Revenue Bonds, Series A-1	5.000	07/01/58	1,200	1,192,860

Total Municipal Bonds (cost $1,821,292)				1,868,143
Residential Mortgage-Backed Securities 4.6%
Bellemeade Re Ltd. (Bermuda),
Series 2018-01A, Class M1B, 144A, 1 Month LIBOR + 1.600%	4.030(c)	04/25/28	167	167,628
Series 2018-03A, Class M1B, 144A, 1 Month LIBOR + 1.850%	4.280(c)	10/25/27	310	311,236

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Residential Mortgage-Backed Securities (Continued)
Bellemeade Re Ltd. (Bermuda), (cont’d.)
Series 2019-02A, Class M1B, 144A, 1 Month LIBOR + 1.450%	3.880%(c)	04/25/29	380	$ 380,773
CIM Trust,
Series 2017-02, Class A1, 144A, 1 Month LIBOR + 2.000%	4.486(c)	12/25/57	140	140,360
Series 2017-03, Class A1, 144A, 1 Month LIBOR + 2.000%	4.486(c)	01/25/57	81	82,551

Credit Suisse Mortgage Trust, Series 2018-11R, Class 1A1, 144A, 1 Month LIBOR + 1.400%	3.829(c)	08/25/37	539	538,500
Eagle RE Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.700%	4.130(c)	11/25/28	150	150,000
Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%	3.680(c)	04/25/29	150	150,097
Series 2019-01, Class M1B, 144A, 1 Month LIBOR + 1.800%	4.230(c)	04/25/29	150	150,122

Freddie Mac STACR Trust, Series 2019-DNA01, Class M2, 144A, 1 Month LIBOR + 2.650%	5.080(c)	01/25/49	100	102,267
Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2015-DNA01, Class M3, 1 Month LIBOR + 3.300%	5.730(c)	10/25/27	500	544,605
Home RE Ltd. (Bermuda),
Series 2018-01, Class M1, 144A, 1 Month LIBOR + 1.600%	4.030(c)	10/25/28	180	180,639
Series 2019-01, Class M1, 144A, 1 Month LIBOR + 1.650%	4.131(c)	05/25/29	500	500,000

JPMorgan Mortgage Trust, Series 2018-07FRB, Class A2, 144A, 1 Month LIBOR + 0.750%	3.227(c)	04/25/46	142	142,185
LSTAR Securities Investment Trust,
Series 2018-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.986(c)	04/01/23	225	226,059
Series 2019-02, Class A1, 144A, 1 Month LIBOR + 1.500%	3.986(c)	04/01/24	572	576,766

New Residential Mortgage Loan Trust, Series 2018-04A, Class A1S, 144A, 1 Month LIBOR + 0.750% (Cap N/A, Floor 0.750%)	3.180(c)	01/25/48	403	402,000

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Residential Mortgage-Backed Securities (Continued)

Park Avenue Funding Trust, Series 2019-01, Class PT, 144A, 1 Month LIBOR + 1.500%	3.937%(c)	11/27/20		12,690	$ 12,690,000
Radnor Re Ltd. (Bermuda), Series 2019-01, Class M1A, 144A, 1 Month LIBOR + 1.250%	3.687(c)	02/25/29		600	601,394
Total Residential Mortgage-Backed Securities (cost $17,958,542)					18,037,182
Sovereign Bonds 9.0%
Angolan Government International Bond (Angola), Sr. Unsec’d. Notes	9.500	11/12/25		730	795,855
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes	3.375	01/15/23	EUR	1,000	802,181
Sr. Unsec’d. Notes	5.000	01/15/27	EUR	155	115,947
Sr. Unsec’d. Notes	5.625	01/26/22		400	309,000
Sr. Unsec’d. Notes	6.875	04/22/21		900	744,750
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	38	32,983
Sr. Unsec’d. Notes	7.820	12/31/33	EUR	3	2,342

Bahrain Government International Bond (Bahrain), Sr. Unsec’d. Notes, 144A	5.500	03/31/20		330	333,795
Brazil Minas SPE via State of Minas Gerais (Brazil), Gov’t. Gtd. Notes	5.333	02/15/28		1,548	1,594,440
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes	5.875	04/18/24		680	714,007
Sr. Unsec’d. Notes	7.500	05/06/21		333	351,253
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes	8.750	06/02/23		520	551,855
Sr. Unsec’d. Notes	8.875	10/23/27		500	502,505
Sr. Unsec’d. Notes	10.500	03/24/20		320	335,203
Sr. Unsec’d. Notes	10.750	03/28/22		350	388,500
Sr. Unsec’d. Notes, 144A	10.500	03/24/20		700	733,257
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/11/25	EUR	170	186,365
Sr. Unsec’d. Notes, 144A, MTN	4.750	04/16/26	EUR	290	310,951
Sr. Unsec’d. Notes, 144A, MTN	6.125	01/31/22		215	217,318
Sr. Unsec’d. Notes, 144A, MTN	6.375	04/11/31	EUR	635	676,146
Sr. Unsec’d. Notes, EMTN	5.625	04/16/30	EUR	200	204,681

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

El Salvador Government International Bond (El Salvador), Sr. Unsec’d. Notes, 144A	7.375%	12/01/19		1,450	$ 1,468,139
Export Credit Bank of Turkey (Turkey),
Sr. Unsec’d. Notes, 144A	5.000	09/23/21		240	223,320
Sr. Unsec’d. Notes, 144A	8.250	01/24/24		620	607,755

Ghana Government International Bond (Ghana), Sr. Unsec’d. Notes, 144A	8.125	01/18/26		940	965,722
Hellenic Republic Government Bond (Greece),
Bonds	3.000(cc)	02/24/24	EUR	87	103,499
Bonds	3.000(cc)	02/24/25	EUR	925	1,096,369
Bonds	3.000(cc)	02/24/26	EUR	51	59,968
Bonds	3.000(cc)	02/24/27	EUR	45	52,791
Bonds	3.000(cc)	02/24/28	EUR	750	876,790
Bonds	3.000(cc)	02/24/29	EUR	61	71,148
Bonds	3.000(cc)	02/24/30	EUR	41	47,311
Bonds	3.000(cc)	02/24/31	EUR	58	66,913
Bonds	3.000(cc)	02/24/32	EUR	33	37,637
Bonds	3.000(cc)	02/24/33	EUR	210	239,195
Bonds	3.000(cc)	02/24/34	EUR	65	73,681
Bonds	3.000(cc)	02/24/35	EUR	30	33,667
Bonds	3.000(cc)	02/24/36	EUR	216	240,351
Bonds	3.000(cc)	02/24/37	EUR	35	38,919
Bonds	3.000(cc)	02/24/39	EUR	60	66,696
Bonds	3.000(cc)	02/24/40	EUR	80	88,460
Bonds	3.500	01/30/23	EUR	75	89,689
Bonds	4.000	01/30/37	EUR	500	585,612
Sr. Unsec’d. Notes, 144A	3.375	02/15/25	EUR	400	477,167

Hellenic Republic Government International Bond (Greece), Sr. Unsec’d. Notes	5.200	07/17/34	EUR	120	152,543
Indonesia Government International Bond (Indonesia), Sr. Unsec’d. Notes	1.750	04/24/25	EUR	510	582,341
Iraq International Bond (Iraq),
Sr. Unsec’d. Notes	5.800	01/15/28		740	694,113
Sr. Unsec’d. Notes	6.752	03/09/23		200	198,904
Sr. Unsec’d. Notes, 144A	6.752	03/09/23		690	686,219

Ivory Coast Government International Bond (Ivory Coast), Sr. Unsec’d. Notes, 144A	5.125	06/15/25	EUR	710	796,417

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Sovereign Bonds (Continued)

Japan Finance Organization for Municipalities (Japan), Sr. Unsec’d. Notes, 144A, MTN	3.000%	03/12/24		200	$ 205,399
Kenya Government International Bond (Kenya), Sr. Unsec’d. Notes	6.875	06/24/24		540	550,751
Namibia International Bonds (Namibia), Sr. Unsec’d. Notes	5.500	11/03/21		680	694,333
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes	7.625	11/21/25		205	214,655
Sr. Unsec’d. Notes, 144A	7.625	11/21/25		410	429,311

Oman Government International Bond (Oman), Sr. Unsec’d. Notes, 144A	3.625	06/15/21		200	195,000
Portugal Government International Bond (Portugal), Sr. Unsec’d. Notes, EMTN	5.125	10/15/24		2,615	2,885,182
Portugal Obrigacoes do Tesouro OT (Portugal), Sr. Unsec’d. Notes, 144A	3.875	02/15/30	EUR	405	588,897
Provincia de Buenos Aires (Argentina),
Sr. Unsec’d. Notes	9.125	03/16/24		150	113,064
Sr. Unsec’d. Notes	10.875	01/26/21		627	575,002
Sr. Unsec’d. Notes, 144A	9.950	06/09/21		150	127,726

Qatar Government International Bond (Qatar), Sr. Unsec’d. Notes, 144A	5.103	04/23/48		667	763,715
Republic of Armenia International Bond (Armenia), Sr. Unsec’d. Notes, 144A	6.000	09/30/20		410	419,225
Republic of Italy Government International Bond (Italy), Sr. Unsec’d. Notes	6.875	09/27/23		810	902,907
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A, MTN	3.875	10/29/35	EUR	390	458,016
Sr. Unsec’d. Notes, EMTN	4.125	03/11/39	EUR	398	470,536
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, 144A	5.250	01/16/50		655	721,044
Sr. Unsec’d. Notes, 144A, MTN	4.000	04/17/25		200	208,500

Senegal Government International Bond (Senegal), Sr. Unsec’d. Notes, 144A	4.750	03/13/28	EUR	100	106,930
Sri Lanka Government International Bond (Sri Lanka),
Sr. Unsec’d. Notes	6.250	10/04/20		415	416,660
Sr. Unsec’d. Notes	6.250	07/27/21		200	200,467
Sr. Unsec’d. Notes, 144A	6.250	10/04/20		405	406,620

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Sovereign Bonds (Continued)

Turkey Government International Bond (Turkey), Sr. Unsec’d. Notes	5.625%	03/30/21	220	$ 216,413
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes	7.750	09/01/20	105	105,684
Sr. Unsec’d. Notes	7.750	09/01/21	700	701,456
Sr. Unsec’d. Notes	7.750	09/01/22	100	99,674
Sr. Unsec’d. Notes	7.750	09/01/24	430	411,902
Sr. Unsec’d. Notes	7.750	09/01/26	100	94,000
Sr. Unsec’d. Notes	8.994	02/01/24	200	201,250
Sr. Unsec’d. Notes, 144A	7.750	09/01/20	425	427,768
Sr. Unsec’d. Notes, 144A	7.750	09/01/22	550	548,207
Sr. Unsec’d. Notes, 144A	7.750	09/01/23	100	97,578
Sr. Unsec’d. Notes, 144A	8.994	02/01/24	200	201,250

Total Sovereign Bonds (cost $35,313,456)				35,383,792
U.S. Treasury Obligations 26.5%
U.S. Treasury Bonds	2.500	02/15/45	20	19,724
U.S. Treasury Bonds(k)	2.750	08/15/47	150	154,922
U.S. Treasury Bonds(k)	2.875	11/15/46	365	386,658
U.S. Treasury Bonds	3.000	05/15/47	20	21,681
U.S. Treasury Bonds	3.000	02/15/49	2,470	2,683,424
U.S. Treasury Bonds(k)	3.125	05/15/48	315	349,502
U.S. Treasury Bonds(k)	3.375	11/15/48	2,000	2,328,906
U.S. Treasury Notes	1.750	05/15/23	4,000	3,973,281
U.S. Treasury Notes	1.875	04/30/22	400	399,563
U.S. Treasury Notes	2.000	08/15/25	2,555	2,554,002
U.S. Treasury Notes(k)	2.125	05/15/25	9,635	9,701,617
U.S. Treasury Notes	2.250	04/15/22	17,930	18,102,296
U.S. Treasury Notes	2.250	04/30/24	25,820	26,193,180
U.S. Treasury Notes(k)	2.250	11/15/27	1,835	1,855,500
U.S. Treasury Notes	2.375	08/15/24	5,735	5,851,492
U.S. Treasury Notes	2.375	04/30/26	7,655	7,826,041
U.S. Treasury Notes	2.375	05/15/29	11,825	12,068,891
U.S. Treasury Notes	2.500	02/15/22	1,925	1,954,777
U.S. Treasury Notes	2.500	05/15/24	5,310	5,447,313
U.S. Treasury Notes(k)	2.750	02/15/28	2,000	2,100,859
U.S. Treasury Notes	3.625	08/15/43	275	328,561
Total U.S. Treasury Obligations (cost $102,065,237)				104,302,190

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Description	Shares	Value
Common Stocks 0.1%
Electric Utilities 0.0%
GenOn Energy Holdings, Inc. (Class A Stock)*^	677	$ 113,398
Independent Power & Renewable Electricity Producers 0.1%
Vistra Energy Corp.	10,516	247,759
Oil, Gas & Consumable Fuels 0.0%
Frontera Energy Corp. (Colombia)	2,232	22,308
Total Common Stocks (cost $343,906)		383,465

Total Long-Term Investments (cost $378,442,513)		381,566,701

Short-Term Investments 6.4%
Affiliated Mutual Funds 6.4%
PGIM Core Ultra Short Bond Fund(w)	16,637,881	16,637,881
PGIM Institutional Money Market Fund (cost $8,299,245; includes $8,284,009 of cash collateral for securities on loan)(b)(w)	8,297,917	8,299,578
Total Affiliated Mutual Funds (cost $24,937,126)		24,937,459
Options Purchased*~ 0.0%
(cost $22,719)		69,850

Total Short-Term Investments (cost $24,959,845)		25,007,309
TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.3% (cost $403,402,358)		406,574,010
Options Written*~ (0.0)%
(premiums received $24,413)		(47,690)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 103.3% (cost $403,377,945)		406,526,320
Liabilities in excess of other assets(z) (3.3)%		(12,890,783)

Net Assets 100.0%		$ 393,635,537

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 security. The aggregate value of Level 3 securities is $2,663,448 and 0.7% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,707,826; cash collateral of $8,284,009 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(b)	Represents security purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at May 31, 2019.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of May 31, 2019. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(p)	Interest rate not available as of May 31, 2019.
(r)	Principal or notional amount is less than $500 par.
(rr)	Perpetual security with no stated maturity date.
(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
S&P 500 E-Mini Index	Put	09/20/19	2,800.00		4		—(r)	$23,980
(cost $15,807)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Morgan Stanley & Co. International PLC	11/21/19	0.13%		—		800	$ 7,131
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/21/19	0.12%		—		1,200	11,324
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	07/12/21	0.11%		—		149	1,961
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/16/21	0.15%		—		362	4,474
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	08/20/21	0.15%		—		719	9,356

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 10 CMS Curve CAP	Call	Bank of America, N.A.	09/13/21	0.14%		—		720	$ 9,590
2-Year 10 CMS Curve CAP	Call	Barclays Bank PLC	11/09/21	0.21%		—		145	1,873
Total OTC Traded (cost $6,352)									$45,709

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
30- Year Interest Rate Swap, 08/19/49	Put	Citibank, N.A.	08/15/19	2.66%	3 Month LIBOR(Q)	2.66%(S)	50	$ 161
(cost $560)
Total Options Purchased (cost $22,719)								$69,850
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
S&P 500 E-Mini Index	Put	09/20/19	2,600.00	8	1	$(21,600)
(premiums received $15,913)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.HY.32.V1, 06/20/24	Put	Deutsche Bank AG	07/17/19	$100.00	5.00%(Q)	CDX.NA.HY. 32.V1(Q)	10,000	$(26,090)
(premiums received $8,500)
Total Options Written (premiums received $24,413)								$(47,690)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Futures contracts outstanding at May 31, 2019:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
1,125	5 Year U.S. Treasury Notes	Sep. 2019	$132,038,086	$1,192,329
743	10 Year U.S. Treasury Notes	Sep. 2019	94,175,250	1,216,245
268	10 Year U.S. Ultra Treasury Notes	Sep. 2019	36,594,562	762,203
2	20 Year U.S. Treasury Bonds	Sep. 2019	307,438	7,476
6	30 Year U.S. Ultra Treasury Bonds	Sep. 2019	1,054,688	37,375
				3,215,628
Short Positions:
691	2 Year U.S. Treasury Notes	Sep. 2019	148,338,266	(677,173)
17	5 Year Euro-Bobl	Jun. 2019	2,543,362	(22,712)
23	5 Year Euro-Bobl	Sep. 2019	3,439,478	(6,479)
52	10 Year Euro-Bund	Sep. 2019	9,920,972	(40,731)
11	Euro Schatz Index	Jun. 2019	1,377,504	(2,519)
3	Euro Schatz Index	Sep. 2019	375,700	67
				(749,547)
				$2,466,081
Forward foreign currency exchange contracts outstanding at May 31, 2019:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/19	Barclays Bank PLC	AUD	509	$ 352,000	$ 353,394	$ 1,394	$ —
Expiring 07/22/19	Barclays Bank PLC	AUD	452	321,000	313,885	—	(7,115)
Brazilian Real,
Expiring 06/04/19	Barclays Bank PLC	BRL	1,148	289,000	292,577	3,577	—
Expiring 06/04/19	BNP Paribas S.A.	BRL	1,488	372,000	378,974	6,974	—
Expiring 06/04/19	JPMorgan Chase Bank, N.A.	BRL	2,800	721,523	713,341	—	(8,182)
Expiring 07/02/19	Citibank, N.A.	BRL	3,701	897,232	940,311	43,079	—
British Pound,
Expiring 07/19/19	Bank of America, N.A.	GBP	526	691,000	666,114	—	(24,886)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
British Pound (cont’d.),
Expiring 07/19/19	Bank of America, N.A.	GBP	462	$ 604,000	$ 585,055	$ —	$ (18,945)
Expiring 07/19/19	Bank of America, N.A.	GBP	447	586,000	566,667	—	(19,333)
Expiring 07/19/19	Bank of America, N.A.	GBP	346	453,000	438,376	—	(14,624)
Expiring 07/19/19	Bank of America, N.A.	GBP	299	388,000	379,434	—	(8,566)
Expiring 07/19/19	Barclays Bank PLC	GBP	509	667,000	644,581	—	(22,419)
Expiring 07/19/19	Barclays Bank PLC	GBP	368	467,000	466,230	—	(770)
Expiring 07/19/19	BNP Paribas S.A.	GBP	320	420,000	405,251	—	(14,749)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	GBP	373	488,000	473,352	—	(14,648)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	GBP	496	653,000	628,107	—	(24,893)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	GBP	400	526,000	507,299	—	(18,701)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	GBP	164	216,000	207,967	—	(8,033)
Canadian Dollar,
Expiring 07/22/19	Bank of America, N.A.	CAD	507	377,000	375,443	—	(1,557)
Expiring 07/22/19	Bank of America, N.A.	CAD	487	364,000	361,143	—	(2,857)
Expiring 07/22/19	Bank of America, N.A.	CAD	408	303,000	302,242	—	(758)
Expiring 07/22/19	Barclays Bank PLC	CAD	300	224,000	222,031	—	(1,969)
Expiring 07/22/19	BNP Paribas S.A.	CAD	299	222,000	221,415	—	(585)
Chilean Peso,
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CLP	433,037	647,000	610,123	—	(36,877)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi,
Expiring 07/25/19	Bank of America, N.A.	CNH	3,873	$ 559,000	$ 558,223	$ —	$ (777)
Expiring 07/25/19	BNP Paribas S.A.	CNH	2,402	346,000	346,233	233	—
Expiring 07/25/19	Goldman Sachs International	CNH	4,363	629,000	628,830	—	(170)
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	9,511	1,373,000	1,370,757	—	(2,243)
Colombian Peso,
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	COP	1,621,256	476,000	476,926	926	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	893,937	263,000	262,970	—	(30)
Czech Koruna,
Expiring 07/19/19	Bank of America, N.A.	CZK	10,500	458,000	454,469	—	(3,531)
Expiring 07/19/19	Citibank, N.A.	CZK	6,492	284,000	281,007	—	(2,993)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CZK	5,072	220,000	219,544	—	(456)
Euro,
Expiring 07/19/19	Bank of America, N.A.	EUR	271	308,000	304,069	—	(3,931)
Expiring 07/19/19	Bank of America, N.A.	EUR	259	291,000	290,076	—	(924)
Expiring 07/19/19	Barclays Bank PLC	EUR	495	555,000	555,174	174	—
Expiring 07/19/19	Barclays Bank PLC	EUR	450	513,000	505,356	—	(7,644)
Expiring 07/19/19	Citibank, N.A.	EUR	172	194,000	192,725	—	(1,275)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	EUR	825	921,000	925,025	4,025	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	EUR	716	810,000	803,702	—	(6,298)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	446	503,000	500,188	—	(2,812)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	407	460,000	456,498	—	(3,502)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	292	$ 333,000	$ 327,734	$ —	$ (5,266)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	178	203,000	199,684	—	(3,316)
Hungarian Forint,
Expiring 07/19/19	Bank of America, N.A.	HUF	87,994	307,000	303,541	—	(3,459)
Expiring 07/19/19	Bank of America, N.A.	HUF	59,924	208,000	206,711	—	(1,289)
Indian Rupee,
Expiring 06/19/19	Barclays Bank PLC	INR	41,164	580,775	589,411	8,636	—
Expiring 06/19/19	Barclays Bank PLC	INR	32,350	464,000	463,213	—	(787)
Expiring 06/19/19	Barclays Bank PLC	INR	29,226	414,000	418,485	4,485	—
Expiring 06/19/19	Barclays Bank PLC	INR	19,291	276,000	276,223	223	—
Expiring 06/19/19	Citibank, N.A.	INR	35,959	514,000	514,894	894	—
Expiring 06/19/19	Citibank, N.A.	INR	28,964	412,000	414,723	2,723	—
Expiring 06/19/19	Citibank, N.A.	INR	24,636	353,000	352,760	—	(240)
Expiring 06/19/19	Citibank, N.A.	INR	15,846	228,000	226,895	—	(1,105)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	69,316	992,000	992,518	518	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	44,530	635,000	637,610	2,610	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	19,129	273,000	273,905	905	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	INR	15,614	225,000	223,571	—	(1,429)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	38,815	547,766	555,789	8,023	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	37,375	536,000	535,167	—	(833)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	25,717	$ 371,000	$ 368,230	$ —	$ (2,770)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	21,019	301,000	300,963	—	(37)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	21,015	300,000	300,909	909	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	17,183	247,000	246,033	—	(967)
Expiring 06/19/19	UBS AG	INR	18,539	265,000	265,461	461	—
Expiring 06/19/19	UBS AG	INR	17,613	249,000	252,195	3,195	—
Expiring 06/19/19	UBS AG	INR	10,423	150,000	149,241	—	(759)
Indonesian Rupiah,
Expiring 06/19/19	Barclays Bank PLC	IDR	13,402,683	929,000	936,666	7,666	—
Expiring 06/19/19	Barclays Bank PLC	IDR	5,500,500	380,000	384,411	4,411	—
Expiring 06/19/19	Barclays Bank PLC	IDR	4,700,245	333,000	328,484	—	(4,516)
Expiring 06/19/19	Barclays Bank PLC	IDR	4,263,665	301,000	297,973	—	(3,027)
Expiring 06/19/19	Barclays Bank PLC	IDR	3,233,700	225,000	225,992	992	—
Expiring 06/19/19	Barclays Bank PLC	IDR	2,893,246	202,000	202,199	199	—
Expiring 06/19/19	Barclays Bank PLC	IDR	2,769,600	192,000	193,558	1,558	—
Expiring 06/19/19	Barclays Bank PLC	IDR	2,325,996	162,000	162,556	556	—
Expiring 06/19/19	Citibank, N.A.	IDR	15,711,060	1,095,000	1,097,991	2,991	—
Expiring 06/19/19	Citibank, N.A.	IDR	6,564,600	450,000	458,777	8,777	—
Expiring 06/19/19	Citibank, N.A.	IDR	6,016,421	419,000	420,467	1,467	—
Expiring 06/19/19	Citibank, N.A.	IDR	3,894,582	269,000	272,179	3,179	—
Expiring 06/19/19	Citibank, N.A.	IDR	3,295,968	228,000	230,344	2,344	—
Expiring 06/19/19	Goldman Sachs International	IDR	3,896,400	272,000	272,306	306	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	13,659,975	$ 945,000	$ 954,648	$ 9,648	$ —
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	8,193,900	573,000	572,643	—	(357)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	6,325,904	442,000	442,095	95	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	3,444,372	241,000	240,715	—	(285)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	3,426,120	240,000	239,440	—	(560)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	2,779,140	195,000	194,224	—	(776)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	13,513,674	926,000	944,423	18,423	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	6,585,142	457,000	460,212	3,212	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	6,343,488	432,000	443,324	11,324	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	6,230,331	438,000	435,416	—	(2,584)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	2,659,800	186,000	185,884	—	(116)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	IDR	2,397,206	166,000	167,532	1,532	—
Expiring 06/19/19	UBS AG	IDR	10,212,390	699,000	713,708	14,708	—
Expiring 06/19/19	UBS AG	IDR	7,062,225	493,000	493,554	554	—
Expiring 06/19/19	UBS AG	IDR	2,871,000	198,000	200,644	2,644	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	36,891,699	2,484,365	2,548,405	64,040	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	18,441,398	1,246,462	1,273,895	27,433	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	IDR	18,441,398	1,242,263	1,273,895	31,632	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Israeli Shekel,
Expiring 07/25/19	Citibank, N.A.	ILS	1,161	$ 326,000	$ 321,563	$ —	$ (4,437)
Japanese Yen,
Expiring 07/19/19	Bank of America, N.A.	JPY	180,644	1,624,546	1,673,698	49,152	—
Expiring 07/19/19	Bank of America, N.A.	JPY	67,619	616,000	626,497	10,497	—
Expiring 07/19/19	Bank of America, N.A.	JPY	34,379	310,000	318,531	8,531	—
Expiring 07/19/19	Barclays Bank PLC	JPY	62,805	565,000	581,897	16,897	—
Expiring 07/19/19	Barclays Bank PLC	JPY	30,780	277,000	285,184	8,184	—
Expiring 07/19/19	Barclays Bank PLC	JPY	30,538	279,000	282,937	3,937	—
Expiring 07/19/19	BNP Paribas S.A.	JPY	29,002	266,000	268,706	2,706	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	JPY	21,566	195,000	199,815	4,815	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	JPY	82,507	760,000	764,440	4,440	—
Mexican Peso,
Expiring 06/19/19	Barclays Bank PLC	MXN	4,052	207,000	206,040	—	(960)
Expiring 06/19/19	BNP Paribas S.A.	MXN	7,825	409,000	397,874	—	(11,126)
Expiring 06/19/19	Citibank, N.A.	MXN	5,425	284,000	275,868	—	(8,132)
Expiring 06/19/19	Citibank, N.A.	MXN	5,370	282,000	273,058	—	(8,942)
Expiring 06/19/19	Citibank, N.A.	MXN	4,810	253,000	244,595	—	(8,405)
Expiring 06/19/19	Goldman Sachs International	MXN	3,757	198,000	191,013	—	(6,987)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	7,401	387,000	376,327	—	(10,673)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	7,043	366,000	358,128	—	(7,872)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	3,830	202,000	194,767	—	(7,233)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	3,378	174,000	171,758	—	(2,242)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Mexican Peso (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	MXN	3,947	$ 206,000	$ 200,694	$ —	$ (5,306)
Expiring 06/19/19	UBS AG	MXN	23,547	1,198,115	1,197,322	—	(793)
New Taiwanese Dollar,
Expiring 06/19/19	Barclays Bank PLC	TWD	12,390	403,000	392,358	—	(10,642)
Expiring 06/19/19	Barclays Bank PLC	TWD	5,567	181,000	176,295	—	(4,705)
Expiring 06/19/19	BNP Paribas S.A.	TWD	25,274	819,000	800,347	—	(18,653)
Expiring 06/19/19	Citibank, N.A.	TWD	45,008	1,460,481	1,425,243	—	(35,238)
Expiring 06/19/19	Citibank, N.A.	TWD	34,010	1,101,000	1,076,980	—	(24,020)
Expiring 06/19/19	Citibank, N.A.	TWD	26,832	864,000	849,665	—	(14,335)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	45,008	1,461,477	1,425,243	—	(36,234)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	12,751	413,000	403,794	—	(9,206)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	11,020	359,000	348,964	—	(10,036)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	61,351	1,995,751	1,942,795	—	(52,956)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	18,820	609,000	595,965	—	(13,035)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	16,341	529,000	517,459	—	(11,541)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	16,316	530,000	516,658	—	(13,342)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	15,270	484,000	483,557	—	(443)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	12,530	408,000	396,773	—	(11,227)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	7,776	$ 253,000	$ 246,239	$ —	$ (6,761)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	TWD	6,761	220,000	214,087	—	(5,913)
Expiring 06/19/19	UBS AG	TWD	26,804	852,000	848,791	—	(3,209)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	325,340	10,303,735	10,360,977	57,242	—
New Zealand Dollar,
Expiring 07/22/19	Bank of America, N.A.	NZD	693	452,000	453,946	1,946	—
Expiring 07/22/19	Barclays Bank PLC	NZD	1,348	884,000	883,059	—	(941)
Expiring 07/22/19	Barclays Bank PLC	NZD	679	443,000	444,627	1,627	—
Expiring 07/22/19	Barclays Bank PLC	NZD	508	334,000	332,898	—	(1,102)
Expiring 07/22/19	Barclays Bank PLC	NZD	500	326,000	327,654	1,654	—
Expiring 07/22/19	Barclays Bank PLC	NZD	469	313,000	307,082	—	(5,918)
Expiring 07/22/19	Barclays Bank PLC	NZD	426	277,000	278,936	1,936	—
Expiring 07/22/19	Citibank, N.A.	NZD	276	183,000	180,963	—	(2,037)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	477	313,000	312,561	—	(439)
Expiring 07/22/19	Morgan Stanley & Co. International PLC	NZD	460	307,000	301,042	—	(5,958)
Norwegian Krone,
Expiring 07/19/19	Barclays Bank PLC	NOK	3,756	431,000	429,984	—	(1,016)
Expiring 07/19/19	BNP Paribas S.A.	NOK	15,627	1,847,242	1,788,820	—	(58,422)
Expiring 07/19/19	Citibank, N.A.	NOK	6,522	745,000	746,604	1,604	—
Expiring 07/19/19	Citibank, N.A.	NOK	2,621	304,000	300,000	—	(4,000)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	NOK	4,716	558,000	539,799	—	(18,201)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone (cont’d.),
Expiring 07/19/19	Morgan Stanley & Co. International PLC	NOK	6,779	$ 780,000	$ 776,032	$ —	$ (3,968)
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	2,721	820,000	803,910	—	(16,090)
Expiring 06/19/19	BNP Paribas S.A.	PEN	1,797	544,000	530,955	—	(13,045)
Expiring 06/19/19	BNP Paribas S.A.	PEN	1,739	517,000	513,614	—	(3,386)
Expiring 06/19/19	BNP Paribas S.A.	PEN	1,471	442,000	434,470	—	(7,530)
Expiring 06/19/19	BNP Paribas S.A.	PEN	1,228	371,000	362,619	—	(8,381)
Expiring 06/19/19	BNP Paribas S.A.	PEN	1,169	349,000	345,477	—	(3,523)
Expiring 06/19/19	BNP Paribas S.A.	PEN	1,123	339,000	331,672	—	(7,328)
Expiring 06/19/19	BNP Paribas S.A.	PEN	988	297,000	291,879	—	(5,121)
Expiring 06/19/19	BNP Paribas S.A.	PEN	571	172,000	168,592	—	(3,408)
Expiring 06/19/19	BNP Paribas S.A.	PEN	562	170,000	166,084	—	(3,916)
Expiring 06/19/19	Citibank, N.A.	PEN	2,418	716,000	714,166	—	(1,834)
Expiring 06/19/19	Citibank, N.A.	PEN	1,229	372,000	363,135	—	(8,865)
Expiring 06/19/19	Citibank, N.A.	PEN	1,114	333,000	329,215	—	(3,785)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	2,767	824,000	817,507	—	(6,493)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	1,489	445,000	439,916	—	(5,084)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	1,484	446,000	438,454	—	(7,546)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	1,223	370,000	361,401	—	(8,599)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	732	221,000	216,367	—	(4,633)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	581	176,000	171,754	—	(4,246)
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	66,743	1,271,289	1,277,666	6,377	—
Expiring 06/19/19	Barclays Bank PLC	PHP	46,288	877,000	886,100	9,100	—
Expiring 06/19/19	Barclays Bank PLC	PHP	37,694	709,000	721,592	12,592	—
Expiring 06/19/19	Barclays Bank PLC	PHP	35,641	674,000	682,284	8,284	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/19/19	Barclays Bank PLC	PHP	31,730	$ 608,000	$ 607,419	$ —	$ (581)
Expiring 06/19/19	Barclays Bank PLC	PHP	31,168	593,000	596,656	3,656	—
Expiring 06/19/19	Barclays Bank PLC	PHP	17,486	333,000	334,747	1,747	—
Expiring 06/19/19	Barclays Bank PLC	PHP	8,232	157,000	157,577	577	—
Expiring 06/19/19	Barclays Bank PLC	PHP	4,846	93,233	92,773	—	(460)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	56,077	1,066,000	1,073,490	7,490	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	34,302	645,000	656,657	11,657	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	31,143	593,000	596,168	3,168	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	26,953	508,000	515,965	7,965	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	26,610	511,000	509,406	—	(1,594)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	23,848	455,000	456,533	1,533	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	23,840	458,767	456,370	—	(2,397)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	21,425	409,000	410,151	1,151	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	19,108	358,000	365,792	7,792	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	16,994	324,000	325,315	1,315	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	13,060	251,000	250,015	—	(985)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	9,101	170,372	174,227	3,855	—
Polish Zloty,
Expiring 07/19/19	Bank of America, N.A.	PLN	863	225,000	225,533	533	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	1,425	371,000	372,213	1,213	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Russian Ruble,
Expiring 06/19/19	Barclays Bank PLC	RUB	22,562	$ 348,000	$ 343,982	$ —	$ (4,018)
Expiring 06/19/19	Barclays Bank PLC	RUB	13,186	205,000	201,027	—	(3,973)
Expiring 06/19/19	Citibank, N.A.	RUB	15,647	239,000	238,558	—	(442)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	RUB	24,479	374,000	373,213	—	(787)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	145,320	2,188,619	2,215,541	26,922	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	69,261	1,062,000	1,055,948	—	(6,052)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	19,034	295,000	290,196	—	(4,804)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	RUB	14,152	217,000	215,765	—	(1,235)
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	426	309,000	310,880	1,880	—
Expiring 09/18/19	BNP Paribas S.A.	SGD	709	521,982	517,247	—	(4,735)
Expiring 09/18/19	Citibank, N.A.	SGD	935	680,000	681,865	1,865	—
South African Rand,
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	2,953	204,000	202,368	—	(1,632)
South Korean Won,
Expiring 06/19/19	Barclays Bank PLC	KRW	344,059	288,000	289,114	1,114	—
Expiring 06/19/19	Citibank, N.A.	KRW	415,415	350,000	349,075	—	(925)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	275,282	241,000	231,321	—	(9,679)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	KRW	645,359	542,000	542,298	298	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	KRW	617,101	519,000	518,553	—	(447)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona,
Expiring 07/19/19	Barclays Bank PLC	SEK	2,382	$ 249,000	$ 252,107	$ 3,107	$ —
Expiring 07/19/19	Citibank, N.A.	SEK	3,562	371,000	376,902	5,902	—
Expiring 07/19/19	Citibank, N.A.	SEK	3,395	354,000	359,234	5,234	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	SEK	15,622	1,698,440	1,653,109	—	(45,331)
Swiss Franc,
Expiring 07/19/19	Bank of America, N.A.	CHF	457	456,000	458,998	2,998	—
Expiring 07/19/19	Bank of America, N.A.	CHF	455	454,000	456,693	2,693	—
Expiring 07/19/19	Bank of America, N.A.	CHF	191	189,000	192,056	3,056	—
Expiring 07/19/19	Barclays Bank PLC	CHF	370	369,000	371,805	2,805	—
Expiring 07/19/19	Barclays Bank PLC	CHF	242	241,000	242,457	1,457	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	863	859,000	866,096	7,096	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	215	213,000	216,205	3,205	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CHF	888	888,000	891,191	3,191	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CHF	718	710,000	720,478	10,478	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CHF	277	274,000	277,880	3,880	—
Thai Baht,
Expiring 08/09/19	Citibank, N.A.	THB	106,798	3,360,270	3,380,283	20,013	—
Expiring 08/09/19	Citibank, N.A.	THB	29,279	918,000	926,702	8,702	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	106,798	3,346,948	3,380,282	33,334	—
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	40,018	1,248,000	1,266,631	18,631	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 06/13/19	Barclays Bank PLC	TRY	1,460	$ 245,000	$ 248,681	$ 3,681	$ —
Expiring 06/13/19	Barclays Bank PLC	TRY	1,430	252,000	243,643	—	(8,357)
Expiring 06/13/19	BNP Paribas S.A.	TRY	298	52,370	50,715	—	(1,655)
Expiring 06/13/19	Citibank, N.A.	TRY	20,514	3,258,320	3,494,318	235,998	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	3,507	540,000	563,358	23,358	—
				$136,700,343	$136,699,030	1,009,726	(1,011,039)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 07/22/19	Bank of America, N.A.	AUD	2,212	$ 1,583,197	$ 1,536,798	$ 46,399	$ —
Expiring 07/22/19	Bank of America, N.A.	AUD	939	650,000	652,281	—	(2,281)
Expiring 07/22/19	Bank of America, N.A.	AUD	776	535,000	539,175	—	(4,175)
Expiring 07/22/19	Bank of America, N.A.	AUD	421	297,000	292,479	4,521	—
Expiring 07/22/19	Bank of America, N.A.	AUD	416	292,000	288,779	3,221	—
Expiring 07/22/19	Barclays Bank PLC	AUD	1,384	953,000	961,322	—	(8,322)
Expiring 07/22/19	Barclays Bank PLC	AUD	601	432,000	417,582	14,418	—
Expiring 07/22/19	Barclays Bank PLC	AUD	371	262,000	257,636	4,364	—
Expiring 07/22/19	Barclays Bank PLC	AUD	337	232,000	234,079	—	(2,079)
Expiring 07/22/19	Barclays Bank PLC	AUD	310	215,000	215,203	—	(203)
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	AUD	1,460	1,023,000	1,014,592	8,408	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Australian Dollar (cont’d.),
Expiring 07/22/19	Morgan Stanley & Co. International PLC	AUD	814	$ 567,000	$ 565,592	$ 1,408	$ —
Expiring 07/22/19	Morgan Stanley & Co. International PLC	AUD	391	281,000	271,475	9,525	—
Brazilian Real,
Expiring 06/04/19	Citibank, N.A.	BRL	3,701	899,302	942,737	—	(43,435)
Expiring 06/04/19	Citibank, N.A.	BRL	1,736	444,000	442,155	1,845	—
British Pound,
Expiring 07/19/19	Bank of America, N.A.	GBP	2,778	3,650,291	3,521,450	128,841	—
Expiring 07/19/19	Bank of America, N.A.	GBP	312	399,000	395,946	3,054	—
Expiring 07/19/19	Bank of America, N.A.	GBP	166	215,000	209,805	5,195	—
Expiring 07/19/19	Bank of America, N.A.	GBP	160	207,000	202,463	4,537	—
Expiring 07/19/19	Barclays Bank PLC	GBP	389	497,000	493,193	3,807	—
Expiring 07/19/19	Barclays Bank PLC	GBP	342	439,000	433,675	5,325	—
Expiring 07/19/19	BNP Paribas S.A.	GBP	554	728,923	702,507	26,416	—
Expiring 07/19/19	BNP Paribas S.A.	GBP	237	308,000	300,850	7,150	—
Expiring 07/19/19	Citibank, N.A.	GBP	421	555,969	533,904	22,065	—
Expiring 07/19/19	Citibank, N.A.	GBP	314	400,672	398,485	2,187	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	GBP	350	442,000	442,803	—	(803)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	GBP	158	207,000	200,647	6,353	—
Canadian Dollar,
Expiring 07/22/19	Barclays Bank PLC	CAD	726	538,000	537,783	217	—
Expiring 07/22/19	Barclays Bank PLC	CAD	575	427,000	425,676	1,324	—
Expiring 07/22/19	Barclays Bank PLC	CAD	432	320,000	320,281	—	(281)
Expiring 07/22/19	Barclays Bank PLC	CAD	332	249,000	245,902	3,098	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 07/22/19	BNP Paribas S.A.	CAD	423	$ 316,000	$ 313,515	$ 2,485	$ —
Expiring 07/22/19	Citibank, N.A.	CAD	693	519,491	513,745	5,746	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	CAD	367	275,000	271,824	3,176	—
Expiring 07/22/19	Morgan Stanley & Co. International PLC	CAD	391	291,000	289,393	1,607	—
Expiring 07/22/19	Morgan Stanley & Co. International PLC	CAD	310	233,000	229,531	3,469	—
Chilean Peso,
Expiring 06/19/19	Bank of America, N.A.	CLP	189,904	286,000	267,563	18,437	—
Expiring 06/19/19	Bank of America, N.A.	CLP	146,234	210,000	206,034	3,966	—
Expiring 06/19/19	Barclays Bank PLC	CLP	211,297	311,000	297,704	13,296	—
Expiring 06/19/19	Barclays Bank PLC	CLP	176,437	265,000	248,589	16,411	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	533,646	779,000	751,875	27,125	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	256,009	382,640	360,702	21,938	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	203,153	298,000	286,230	11,770	—
Expiring 06/19/19	BNP Paribas S.A.	CLP	104,711	156,882	147,532	9,350	—
Expiring 06/19/19	Citibank, N.A.	CLP	371,532	541,000	523,466	17,534	—
Expiring 06/19/19	Citibank, N.A.	CLP	295,714	444,910	416,643	28,267	—
Expiring 06/19/19	Citibank, N.A.	CLP	272,078	399,000	383,342	15,658	—
Expiring 06/19/19	Citibank, N.A.	CLP	134,000	200,000	188,798	11,202	—
Expiring 06/19/19	Citibank, N.A.	CLP	132,804	196,000	187,112	8,888	—
Expiring 06/19/19	Goldman Sachs International	CLP	216,074	315,000	304,436	10,564	—
Expiring 06/19/19	Goldman Sachs International	CLP	99,064	148,000	139,575	8,425	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	CLP	152,431	220,000	214,767	5,233	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CLP	453,543	652,000	639,015	12,985	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chilean Peso (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CLP	158,886	$ 234,000	$ 223,861	$ 10,139	$ —
Expiring 06/19/19	Morgan Stanley & Co. International PLC	CLP	145,282	216,000	204,693	11,307	—
Chinese Renminbi,
Expiring 07/25/19	Bank of America, N.A.	CNH	5,399	780,000	778,141	1,859	—
Expiring 07/25/19	Citibank, N.A.	CNH	5,061	732,000	729,382	2,618	—
Expiring 07/25/19	Citibank, N.A.	CNH	4,519	658,000	651,364	6,636	—
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	7,554	1,093,000	1,088,761	4,239	—
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	6,285	907,000	905,853	1,147	—
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	5,221	751,000	752,478	—	(1,478)
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	4,991	740,000	719,297	20,703	—
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	4,839	712,000	697,447	14,553	—
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	4,642	671,000	669,032	1,968	—
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	3,799	560,000	547,595	12,405	—
Expiring 07/25/19	JPMorgan Chase Bank, N.A.	CNH	2,606	383,000	375,631	7,369	—
Expiring 07/25/19	Morgan Stanley & Co. International PLC	CNH	11,680	1,746,068	1,683,436	62,632	—
Colombian Peso,
Expiring 09/18/19	Citibank, N.A.	COP	5,314,986	1,603,034	1,563,512	39,522	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	5,314,986	1,608,896	1,563,512	45,384	—
Expiring 09/18/19	Morgan Stanley & Co. International PLC	COP	2,121,529	637,000	624,091	12,909	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Czech Koruna,
Expiring 07/19/19	Citibank, N.A.	CZK	11,825	$ 521,247	$ 511,827	$ 9,420	$ —
Expiring 07/19/19	Citibank, N.A.	CZK	9,036	392,000	391,114	886	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CZK	11,440	495,000	495,158	—	(158)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CZK	8,616	372,000	372,709	—	(709)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CZK	8,017	349,000	347,010	1,990	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CZK	5,398	235,000	233,654	1,346	—
Euro,
Expiring 07/19/19	Bank of America, N.A.	EUR	8,324	9,496,002	9,339,260	156,742	—
Expiring 07/19/19	Bank of America, N.A.	EUR	2,733	3,078,468	3,065,848	12,620	—
Expiring 07/19/19	Bank of America, N.A.	EUR	1,500	1,694,392	1,682,851	11,541	—
Expiring 07/19/19	Bank of America, N.A.	EUR	1,001	1,128,557	1,122,602	5,955	—
Expiring 07/19/19	Bank of America, N.A.	EUR	827	929,000	927,394	1,606	—
Expiring 07/19/19	Bank of America, N.A.	EUR	387	434,000	433,929	71	—
Expiring 07/19/19	Bank of America, N.A.	EUR	278	313,000	311,998	1,002	—
Expiring 07/19/19	Bank of America, N.A.	EUR	271	306,000	304,547	1,453	—
Expiring 07/19/19	Barclays Bank PLC	EUR	417	468,000	467,904	96	—
Expiring 07/19/19	Barclays Bank PLC	EUR	300	338,113	336,570	1,543	—
Expiring 07/19/19	Barclays Bank PLC	EUR	199	225,404	222,854	2,550	—
Expiring 07/19/19	Barclays Bank PLC	EUR	154	174,000	172,935	1,065	—
Expiring 07/19/19	Citibank, N.A.	EUR	3,000	3,369,205	3,365,703	3,502	—
Expiring 07/19/19	Citibank, N.A.	EUR	1,270	1,444,751	1,424,813	19,938	—
Expiring 07/19/19	Citibank, N.A.	EUR	637	718,964	714,247	4,717	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 07/19/19	Citibank, N.A.	EUR	461	$ 520,000	$ 517,088	$ 2,912	$ —
Expiring 07/19/19	Citibank, N.A.	EUR	361	410,147	405,099	5,048	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	EUR	8,324	9,458,492	9,339,260	119,232	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	EUR	246	277,000	276,161	839	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	881	987,824	987,924	—	(100)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	717	812,915	804,361	8,554	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	342	385,000	383,686	1,314	—
Expiring 07/19/19	Morgan Stanley & Co. International PLC	EUR	223	250,000	250,680	—	(680)
Hungarian Forint,
Expiring 07/19/19	Bank of America, N.A.	HUF	525,033	1,849,032	1,811,139	37,893	—
Expiring 07/19/19	Bank of America, N.A.	HUF	138,545	474,000	477,920	—	(3,920)
Expiring 07/19/19	Bank of America, N.A.	HUF	55,083	195,000	190,012	4,988	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	HUF	152,243	528,000	525,173	2,827	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	HUF	115,142	399,000	397,190	1,810	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	HUF	101,475	352,000	350,044	1,956	—
Expiring 07/19/19	UBS AG	HUF	58,393	203,000	201,430	1,570	—
Indian Rupee,
Expiring 06/19/19	Barclays Bank PLC	INR	30,936	442,000	442,959	—	(959)
Expiring 06/19/19	Barclays Bank PLC	INR	19,283	277,000	276,114	886	—
Expiring 06/19/19	Citibank, N.A.	INR	20,160	288,000	288,666	—	(666)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee (cont’d.),
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	92,445	$ 1,325,000	$ 1,323,691	$ 1,309	$ —
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	32,357	463,000	463,308	—	(308)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	32,341	459,000	463,085	—	(4,085)
Expiring 06/19/19	Morgan Stanley & Co. International PLC	INR	25,451	363,000	364,427	—	(1,427)
Indonesian Rupiah,
Expiring 06/19/19	Barclays Bank PLC	IDR	2,837,740	199,000	198,320	680	—
Expiring 06/19/19	Citibank, N.A.	IDR	4,133,103	286,000	288,848	—	(2,848)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	36,891,699	2,530,373	2,578,232	—	(47,859)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	18,441,398	1,267,450	1,288,805	—	(21,355)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	18,441,398	1,263,542	1,288,805	—	(25,263)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	18,077,979	1,256,113	1,263,407	—	(7,294)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	12,886,829	893,000	900,615	—	(7,615)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	IDR	2,939,100	202,000	205,403	—	(3,403)
Expiring 06/19/19	UBS AG	IDR	4,128,696	286,000	288,540	—	(2,540)
Israeli Shekel,
Expiring 07/25/19	Bank of America, N.A.	ILS	5,276	1,487,387	1,460,978	26,409	—
Expiring 07/25/19	Citibank, N.A.	ILS	1,629	450,000	450,944	—	(944)
Expiring 07/25/19	Citibank, N.A.	ILS	1,048	291,000	290,096	904	—
Expiring 07/25/19	Citibank, N.A.	ILS	686	190,000	189,918	82	—
Japanese Yen,
Expiring 07/19/19	Bank of America, N.A.	JPY	43,348	396,000	401,630	—	(5,630)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 07/19/19	Bank of America, N.A.	JPY	25,484	$ 230,000	$ 236,113	$ —	$ (6,113)
Expiring 07/19/19	Citibank, N.A.	JPY	69,597	638,000	644,830	—	(6,830)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	JPY	57,369	516,000	531,536	—	(15,536)
Mexican Peso,
Expiring 06/19/19	Bank of America, N.A.	MXN	4,659	244,000	236,916	7,084	—
Expiring 06/19/19	Bank of America, N.A.	MXN	3,546	185,000	180,323	4,677	—
Expiring 06/19/19	Barclays Bank PLC	MXN	8,102	412,000	411,961	39	—
Expiring 06/19/19	Barclays Bank PLC	MXN	6,344	326,000	322,571	3,429	—
Expiring 06/19/19	Barclays Bank PLC	MXN	6,330	329,000	321,889	7,111	—
Expiring 06/19/19	Goldman Sachs International	MXN	8,347	437,000	424,448	12,552	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	MXN	6,950	362,000	353,399	8,601	—
New Taiwanese Dollar,
Expiring 06/19/19	Barclays Bank PLC	TWD	44,741	1,419,000	1,416,801	2,199	—
Expiring 06/19/19	Barclays Bank PLC	TWD	25,683	834,000	813,296	20,704	—
Expiring 06/19/19	Barclays Bank PLC	TWD	14,400	467,000	455,998	11,002	—
Expiring 06/19/19	Barclays Bank PLC	TWD	12,816	417,000	405,843	11,157	—
Expiring 06/19/19	Barclays Bank PLC	TWD	10,479	342,000	331,831	10,169	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	325,340	10,287,445	10,302,452	—	(15,007)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	14,092	459,000	446,254	12,746	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	11,032	360,000	349,353	10,647	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Taiwanese Dollar (cont’d.),
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	7,648	$ 249,000	$ 242,188	$ 6,812	$ —
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	TWD	5,563	181,000	176,154	4,846	—
Expiring 06/19/19	UBS AG	TWD	5,460	178,000	172,894	5,106	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TWD	44,810	1,418,000	1,427,052	—	(9,052)
New Zealand Dollar,
Expiring 07/22/19	Bank of America, N.A.	NZD	646	436,968	422,966	14,002	—
Expiring 07/22/19	Bank of America, N.A.	NZD	573	386,000	375,590	10,410	—
Expiring 07/22/19	Bank of America, N.A.	NZD	497	324,000	325,444	—	(1,444)
Expiring 07/22/19	Barclays Bank PLC	NZD	1,219	803,000	798,304	4,696	—
Expiring 07/22/19	Citibank, N.A.	NZD	1,403	927,000	919,008	7,992	—
Expiring 07/22/19	Citibank, N.A.	NZD	624	412,000	408,654	3,346	—
Expiring 07/22/19	Citibank, N.A.	NZD	583	384,000	381,570	2,430	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	715	478,000	468,075	9,925	—
Expiring 07/22/19	JPMorgan Chase Bank, N.A.	NZD	538	355,000	352,387	2,613	—
Norwegian Krone,
Expiring 07/19/19	BNP Paribas S.A.	NOK	2,221	257,000	254,278	2,722	—
Expiring 07/19/19	Citibank, N.A.	NOK	3,578	412,000	409,607	2,393	—
Expiring 07/19/19	Citibank, N.A.	NOK	1,779	206,000	203,669	2,331	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	NOK	3,379	388,000	386,748	1,252	—
Peruvian Nuevo Sol,
Expiring 06/19/19	BNP Paribas S.A.	PEN	1,676	505,000	495,113	9,887	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	1,610	482,000	475,718	6,282	—
Expiring 06/19/19	BNP Paribas S.A.	PEN	774	233,000	228,721	4,279	—
Expiring 06/19/19	Citibank, N.A.	PEN	1,556	467,000	459,665	7,335	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PEN	1,782	536,161	526,282	9,879	—
Philippine Peso,
Expiring 06/19/19	Barclays Bank PLC	PHP	42,153	808,000	806,949	1,051	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Philippine Peso (cont’d.),
Expiring 06/19/19	Barclays Bank PLC	PHP	35,644	$ 679,000	$ 682,341	$ —	$ (3,341)
Expiring 06/19/19	Barclays Bank PLC	PHP	33,269	636,000	636,877	—	(877)
Expiring 06/19/19	Barclays Bank PLC	PHP	30,353	572,000	581,045	—	(9,045)
Expiring 06/19/19	Barclays Bank PLC	PHP	30,276	572,000	579,578	—	(7,578)
Expiring 06/19/19	Barclays Bank PLC	PHP	24,621	466,000	471,317	—	(5,317)
Expiring 06/19/19	Barclays Bank PLC	PHP	23,799	456,000	455,581	419	—
Expiring 06/19/19	Barclays Bank PLC	PHP	21,153	404,000	404,944	—	(944)
Expiring 06/19/19	Barclays Bank PLC	PHP	18,873	360,000	361,289	—	(1,289)
Expiring 06/19/19	Barclays Bank PLC	PHP	14,506	277,000	277,700	—	(700)
Expiring 06/19/19	Barclays Bank PLC	PHP	13,629	259,000	260,909	—	(1,909)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	35,002	669,000	670,051	—	(1,051)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	31,926	600,000	611,165	—	(11,165)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	30,622	578,000	586,211	—	(8,211)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	19,537	369,000	373,994	—	(4,994)
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	16,494	317,000	315,738	1,262	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	PHP	7,674	144,000	146,914	—	(2,914)
Polish Zloty,
Expiring 07/19/19	Bank of America, N.A.	PLN	1,112	291,000	290,430	570	—
Expiring 07/19/19	Citibank, N.A.	PLN	2,084	545,000	544,485	515	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	9,614	2,549,664	2,511,799	37,865	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Polish Zloty (cont’d.),
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	1,932	$ 503,000	$ 504,835	$ —	$ (1,835)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	PLN	1,036	270,000	270,727	—	(727)
Russian Ruble,
Expiring 06/19/19	Barclays Bank PLC	RUB	22,679	345,000	345,770	—	(770)
Expiring 06/19/19	Barclays Bank PLC	RUB	13,192	200,000	201,123	—	(1,123)
Singapore Dollar,
Expiring 09/18/19	Bank of America, N.A.	SGD	1,122	817,000	818,308	—	(1,308)
Expiring 09/18/19	Bank of America, N.A.	SGD	619	449,000	451,323	—	(2,323)
Expiring 09/18/19	Barclays Bank PLC	SGD	328	240,000	239,142	858	—
Expiring 09/18/19	BNP Paribas S.A.	SGD	826	608,000	602,587	5,413	—
Expiring 09/18/19	Citibank, N.A.	SGD	627	456,000	456,946	—	(946)
Expiring 09/18/19	Citibank, N.A.	SGD	572	420,000	416,944	3,056	—
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	SGD	480	351,000	349,667	1,333	—
Expiring 09/18/19	UBS AG	SGD	762	558,000	555,814	2,186	—
South African Rand,
Expiring 06/13/19	Bank of America, N.A.	ZAR	3,525	243,000	241,593	1,407	—
Expiring 06/13/19	Barclays Bank PLC	ZAR	3,401	242,000	233,131	8,869	—
Expiring 06/13/19	Citibank, N.A.	ZAR	6,994	485,260	479,343	5,917	—
Expiring 06/13/19	Citibank, N.A.	ZAR	3,501	243,000	239,923	3,077	—
Expiring 06/13/19	Goldman Sachs International	ZAR	6,994	488,682	479,343	9,339	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	5,343	370,000	366,175	3,825	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	ZAR	2,191	150,000	150,175	—	(175)
Expiring 06/13/19	Morgan Stanley & Co. International PLC	ZAR	3,086	213,000	211,509	1,491	—

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South Korean Won,
Expiring 06/19/19	Barclays Bank PLC	KRW	489,411	$ 423,000	$ 411,254	$ 11,746	$ —
Expiring 06/19/19	Barclays Bank PLC	KRW	374,157	315,000	314,406	594	—
Expiring 06/19/19	Barclays Bank PLC	KRW	213,551	189,000	179,448	9,552	—
Expiring 06/19/19	BNP Paribas S.A.	KRW	349,695	309,000	293,850	15,150	—
Expiring 06/19/19	Citibank, N.A.	KRW	1,107,820	951,000	930,906	20,094	—
Expiring 06/19/19	Citibank, N.A.	KRW	271,939	232,000	228,511	3,489	—
Expiring 06/19/19	Citibank, N.A.	KRW	244,316	206,000	205,300	700	—
Expiring 06/19/19	Goldman Sachs International	KRW	211,890	187,000	178,052	8,948	—
Expiring 06/19/19	Goldman Sachs International	KRW	208,040	184,000	174,817	9,183	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	786,526	667,000	660,922	6,078	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	547,198	470,000	459,812	10,188	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	430,147	379,295	361,454	17,841	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	422,646	373,000	355,152	17,848	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	243,988	215,000	205,025	9,975	—
Expiring 06/19/19	JPMorgan Chase Bank, N.A.	KRW	218,601	194,000	183,691	10,309	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	KRW	726,197	621,000	610,227	10,773	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	KRW	460,810	406,000	387,221	18,779	—
Expiring 06/19/19	Morgan Stanley & Co. International PLC	KRW	257,800	228,000	216,630	11,370	—
Expiring 06/19/19	UBS AG	KRW	410,202	360,000	344,695	15,305	—
Swedish Krona,
Expiring 07/19/19	Barclays Bank PLC	SEK	3,528	372,000	372,505	—	(505)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Swedish Krona (cont’d.),
Expiring 07/19/19	Citibank, N.A.	SEK	4,296	$ 461,000	$ 454,585	$ 6,415	$ —
Expiring 07/19/19	Citibank, N.A.	SEK	3,461	362,000	366,213	—	(4,213)
Expiring 07/19/19	Citibank, N.A.	SEK	3,367	353,000	356,286	—	(3,286)
Expiring 07/19/19	Citibank, N.A.	SEK	2,873	304,000	303,975	25	—
Expiring 07/19/19	Citibank, N.A.	SEK	2,706	290,000	286,375	3,625	—
Expiring 07/19/19	Citibank, N.A.	SEK	2,660	280,000	281,487	—	(1,487)
Expiring 07/19/19	Citibank, N.A.	SEK	2,198	233,000	232,536	464	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	SEK	3,880	408,000	410,611	—	(2,611)
Swiss Franc,
Expiring 07/19/19	Bank of America, N.A.	CHF	387	389,000	387,970	1,030	—
Expiring 07/19/19	Bank of America, N.A.	CHF	355	351,000	356,354	—	(5,354)
Expiring 07/19/19	Bank of America, N.A.	CHF	311	307,000	311,794	—	(4,794)
Expiring 07/19/19	Bank of America, N.A.	CHF	305	305,000	306,292	—	(1,292)
Expiring 07/19/19	Barclays Bank PLC	CHF	1,037	1,039,000	1,040,466	—	(1,466)
Expiring 07/19/19	Barclays Bank PLC	CHF	469	467,000	470,485	—	(3,485)
Expiring 07/19/19	Barclays Bank PLC	CHF	437	431,000	438,222	—	(7,222)
Expiring 07/19/19	BNP Paribas S.A.	CHF	935	928,000	938,194	—	(10,194)
Expiring 07/19/19	BNP Paribas S.A.	CHF	390	385,000	391,090	—	(6,090)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	3,706	3,735,227	3,719,485	15,742	—
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	799	801,000	801,519	—	(519)
Expiring 07/19/19	JPMorgan Chase Bank, N.A.	CHF	313	311,000	313,767	—	(2,767)
Expiring 07/19/19	Morgan Stanley & Co. International PLC	CHF	613	606,000	615,160	—	(9,160)
Thai Baht,
Expiring 08/09/19	Citibank, N.A.	THB	33,679	1,068,000	1,065,994	2,006	—
Expiring 08/09/19	Citibank, N.A.	THB	24,443	777,000	773,647	3,353	—
Expiring 08/09/19	Citibank, N.A.	THB	23,587	742,000	746,560	—	(4,560)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Forward foreign currency exchange contracts outstanding at May 31, 2019 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Thai Baht (cont’d.),
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	36,735	$ 1,154,000	$ 1,162,699	$ —	$ (8,699)
Expiring 08/09/19	JPMorgan Chase Bank, N.A.	THB	33,930	1,061,000	1,073,911	—	(12,911)
Turkish Lira,
Expiring 06/13/19	BNP Paribas S.A.	TRY	2,939	497,000	500,565	—	(3,565)
Expiring 06/13/19	Citibank, N.A.	TRY	2,180	356,000	371,273	—	(15,273)
Expiring 06/13/19	Citibank, N.A.	TRY	1,836	313,000	312,654	346	—
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	3,415	566,000	581,610	—	(15,610)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	3,218	543,000	548,104	—	(5,104)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	2,492	416,000	424,526	—	(8,526)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	2,361	391,000	402,080	—	(11,080)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	2,271	381,000	386,874	—	(5,874)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	1,544	255,000	262,923	—	(7,923)
Expiring 06/13/19	JPMorgan Chase Bank, N.A.	TRY	1,449	237,000	246,748	—	(9,748)
Expiring 09/18/19	Barclays Bank PLC	TRY	4,152	631,000	666,980	—	(35,980)
Expiring 09/18/19	Citibank, N.A.	TRY	20,514	3,050,012	3,295,507	—	(245,495)
Expiring 09/18/19	JPMorgan Chase Bank, N.A.	TRY	1,325	196,909	212,901	—	(15,992)
				$178,067,276	$177,007,513	1,853,892	(794,129)
						$2,863,618	$(1,805,168)
Cross currency exchange contracts outstanding at May 31, 2019:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contract:
07/19/19	Buy	EUR	254	GBP	224	$356	$—	Citibank, N.A.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Credit default swap agreements outstanding at May 31, 2019:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^:
Accunia European	06/24/19	1.000%(M)	EUR	477	*	$ —	$—	$ —	Goldman Sachs International
Adagio CLO	06/24/19	0.500%(M)	EUR	508	*	—	—	—	Goldman Sachs International
Anchorage Capital CLO Ltd.	06/24/19	1.000%(M)	EUR	850	*	—	—	—	Goldman Sachs International
Ares Management Corp	06/24/19	1.000%(M)	EUR	333	*	—	—	—	Goldman Sachs International
Babson	06/24/19	1.000%(M)	EUR	998	*	—	—	—	Goldman Sachs International
Banc of America Commercial Mortgage Trust	06/27/19	1.250%(M)		182	*	196	—	196	Goldman Sachs International
Banc of America Commercial Mortgage Trust	06/27/19	1.250%(M)		139	*	149	—	149	Goldman Sachs International
Bear Stearns Asset Backed Securities Trust	06/27/19	1.250%(M)		426	*	—	—	—	Goldman Sachs International
Bear Stearns Asset Backed Securities Trust	06/28/19	1.250%(M)		748	*	—	—	—	Goldman Sachs International
BlackRock	06/24/19	0.500%(M)	EUR	484	*	—	—	—	Goldman Sachs International
Bosphorus CLO Ltd.	06/24/19	1.000%(M)	EUR	486	*	—	—	—	Goldman Sachs International
Citigroup Commercial Mortgage Trust	06/27/19	1.250%(M)		396	*	425	—	425	Goldman Sachs International
Citigroup Mortgage Loan Trust	06/28/19	1.250%(M)		412	*	—	—	—	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Credit default swap agreements outstanding at May 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
COMM Mortgage Trust	06/27/19	1.250%(M)		617	*	$ 662	$—	$ 662	Goldman Sachs International
COMM Mortgage Trust	06/27/19	1.250%(M)		552	*	593	—	593	Goldman Sachs International
COMM Mortgage Trust	06/27/19	1.250%(M)		488	*	525	—	525	Goldman Sachs International
COMM Mortgage Trust	06/27/19	1.250%(M)		311	*	334	—	334	Goldman Sachs International
COMM Mortgage Trust	06/27/19	1.250%(M)		241	*	259	—	259	Goldman Sachs International
COMM Mortgage Trust	06/27/19	1.250%(M)		212	*	228	—	228	Goldman Sachs International
COMM Mortgage Trust	06/27/19	1.250%(M)		206	*	221	—	221	Goldman Sachs International
Countrywide Alternative Loan Trust	06/28/19	1.250%(M)		720	*	—	—	—	Goldman Sachs International
Crosthwaite Park CLO	06/24/19	1.000%(M)	EUR	1,190	*	—	—	—	Goldman Sachs International
CVC	06/24/19	0.500%(M)	EUR	916	*	—	—	—	Goldman Sachs International
Ellington	06/24/19	0.500%(M)		1,056	*	—	—	—	Goldman Sachs International
Equity One Home Equity	06/28/19	1.250%(M)		1,121	*	—	—	—	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Credit default swap agreements outstanding at May 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Equity One Home Equity	06/28/19	1.250%(M)	308	*	$ —	$—	$ —	Goldman Sachs International
Fannie Mae	06/28/19	1.250%(M)	1,372	*	—	—	—	Goldman Sachs International
First Franklin Home Equity	06/28/19	1.250%(M)	452	*	—	—	—	Goldman Sachs International
First Franklin Home Equity	06/28/19	1.250%(M)	179	*	—	—	—	Goldman Sachs International
First Franklin Home Equity	06/28/19	1.250%(M)	169	*	—	—	—	Goldman Sachs International
Freddie Mac	06/28/19	1.250%(M)	1,526	*	—	—	—	Goldman Sachs International
GMAC Home Equity	06/28/19	1.250%(M)	194	*	—	—	—	Goldman Sachs International
GMAC Home Equity	06/28/19	1.250%(M)	175	*	—	—	—	Goldman Sachs International
GS Mortgage Securities Trust	06/27/19	1.250%(M)	478	*	514	—	514	Goldman Sachs International
GS Mortgage Securities Trust	06/27/19	1.250%(M)	424	*	456	—	456	Goldman Sachs International
GS Mortgage Securities Trust	06/27/19	1.250%(M)	308	*	331	—	331	Goldman Sachs International
GS Mortgage Securities Trust	06/27/19	1.250%(M)	291	*	312	—	312	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Credit default swap agreements outstanding at May 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
GSR Mortgage Loan Trust	06/28/19	1.250%(M)		329	*	$ —	$—	$ —	Goldman Sachs International
HPS Investment Partners LLC	06/24/19	0.500%(M)	EUR	1,160	*	—	—	—	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	06/27/19	1.250%(M)		890	8.835%	957	—	957	Goldman Sachs International
JPMBB Commercial Mortgage Securities Trust	06/27/19	1.250%(M)		628	*	674	—	674	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	06/27/19	1.250%(M)		317	*	341	—	341	Goldman Sachs International
JPMorgan Chase Commercial Mortgage Securities	06/27/19	1.250%(M)		116	*	125	—	125	Goldman Sachs International
Lehman Home Equity	06/28/19	1.250%(M)		1,358	*	—	—	—	Goldman Sachs International
Lehman Home Equity	06/28/19	1.250%(M)		170	*	—	—	—	Goldman Sachs International
Morgan Stanley BAML Trust	06/27/19	1.250%(M)		362	6.940%	389	—	389	Goldman Sachs International
Morgan Stanley BAML Trust	06/27/19	1.250%(M)		196	*	210	—	210	Goldman Sachs International
Morgan Stanley BAML Trust	06/27/19	1.250%(M)		182	2.638%	196	—	196	Goldman Sachs International
Morgan Stanley Home Equity	06/28/19	1.250%(M)		172	*	—	—	—	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Credit default swap agreements outstanding at May 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at May 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
New Century Home Equity	06/28/19	1.250%(M)		301	*	$ —	$—	$ —	Goldman Sachs International
Octagon	06/24/19	0.500%(M)		110	*	—	—	—	Goldman Sachs International
Octagon Investment Partners X Ltd.	06/24/19	0.500%(M)		210	*	—	—	—	Goldman Sachs International
ONEX	06/24/19	0.500%(M)	EUR	698	*	—	—	—	Goldman Sachs International
Pinebridge	06/24/19	0.500%(M)	EUR	776	*	—	—	—	Goldman Sachs International
Spire Management Limited	06/24/19	1.000%(M)	EUR	46	*	—	—	—	Goldman Sachs International
Steele Creek	06/24/19	0.500%(M)		447	*	—	—	—	Goldman Sachs International
Telos CLO Ltd.	06/24/19	0.500%(M)		699	*	—	—	—	Goldman Sachs International
Venture CDO Ltd.	06/24/19	0.500%(M)		156	*	—	—	—	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	06/27/19	1.250%(M)		1,066	*	1,146	—	1,146	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	06/27/19	1.250%(M)		198	8.497%	214	—	214	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	06/27/19	1.250%(M)		197	6.777%	212	—	212	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Credit default swap agreements outstanding at May 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed securities - Sell Protection(2)^ (cont’d.):
Wells Fargo Commercial Mortgage Trust	06/27/19	1.250%(M)	195	*	$ 209	$—	$ 209	Goldman Sachs International
Wells Fargo Commercial Mortgage Trust	06/27/19	1.250%(M)	160	*	172	—	172	Goldman Sachs International
					$10,050	$—	$10,050

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Kingdom of Spain	06/20/23	1.000%(Q)	100	$ (3,037)	$ (2,474)	$ (563)	Bank of America, N.A.
Republic of Italy	06/20/19	1.000%(Q)	160	(397)	(105)	(292)	Deutsche Bank AG
Republic of Italy	06/20/23	1.000%(Q)	300	1,612	6,728	(5,116)	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	100	538	1,537	(999)	Bank of America, N.A.
Republic of Italy	06/20/28	1.000%(Q)	175	20,313	17,755	2,558	Goldman Sachs International
United Mexican States	06/20/23	1.000%(Q)	35	(17)	220	(237)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	30	(14)	476	(490)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(5)	177	(182)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(5)	163	(168)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	10	(5)	59	(64)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	5	(2)	31	(33)	Citibank, N.A.
				$18,981	$24,567	$(5,586)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Hellenic Republic	06/20/23	1.000%(Q)	100	2.689%	$ (6,060)	$ (9,787)	$ 3,727	Citibank, N.A.
Hellenic Republic	12/20/25	1.000%(Q)	100	3.468%	(13,293)	(18,113)	4,820	Bank of America, N.A.

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Credit default swap agreements outstanding at May 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Husky Energy, Inc.	06/20/20	1.000%(Q)	80	0.258%	$ 792	$ (3,294)	$ 4,086	Morgan Stanley & Co. International PLC
Kingdom of Saudi Arabia	06/20/24	1.000%(Q)	115	0.964%	437	538	(101)	Morgan Stanley & Co. International PLC
Kingdom of Spain	06/20/23	1.000%(Q)	100	0.441%	2,390	1,515	875	Bank of America, N.A.
Kingdom of Spain	12/20/28	1.000%(Q)	554	0.872%	7,114	(3,607)	10,721	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	550	2.382%	(27,367)	(71,287)	43,920	BNP Paribas S.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	2.382%	(1,244)	(1,662)	418	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	25	2.382%	(1,244)	(1,383)	139	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	2.382%	(497)	(681)	184	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	2.382%	(497)	(669)	172	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	10	2.382%	(497)	(556)	59	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	5	2.382%	(249)	(277)	28	Citibank, N.A.
Republic of Colombia	12/20/26	1.000%(Q)	75	1.614%	(2,937)	(6,839)	3,902	Citibank, N.A.
Republic of Italy	06/20/20	1.000%(Q)	1,120	0.929%	3,164	(16,198)	19,362	Bank of America, N.A.
Republic of Italy	06/20/21	1.000%(Q)	280	1.429%	(1,813)	(5,814)	4,001	Goldman Sachs International
Republic of Italy	12/20/21	1.000%(Q)	160	1.664%	(2,270)	(5,945)	3,675	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	300	2.096%	(11,632)	(18,070)	6,438	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	100	2.096%	(3,878)	(5,272)	1,394	Bank of America, N.A.
Republic of Italy	06/20/23	1.000%(Q)	280	2.096%	(10,857)	(13,278)	2,421	Goldman Sachs International

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Credit default swap agreements outstanding at May 31, 2019 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
Republic of Portugal	06/20/23	1.000%(Q)	860	0.500%	$ 18,569	$ 708	$ 17,861	Bank of America, N.A.
Republic of Uruguay	06/20/21	1.000%(Q)	600	1.557%	(5,425)	(9,134)	3,709	Citibank, N.A.
					$(57,294)	$(189,105)	$131,811

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2019(4)	Value at Trade Date	Value at May 31, 2019	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.32.V1	06/20/24	5.000%(Q)	31,400	3.932%	$1,893,420	$1,750,944	$(142,476)
CDX.NA.IG.32.V1	06/20/24	1.000%(Q)	8,500	0.704%	142,591	136,924	(5,667)
					$2,036,011	$1,887,868	$(148,143)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at May 31, 2019(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on credit indices - Sell Protection(2):
CMBX.NA.6.AA	05/11/63	1.500%(Q)	5,000	*	$88,359	$86,067	$2,292	Morgan Stanley & Co. International PLC
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed securities. Where the Fund is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreement outstanding at May 31, 2019:
Notional Amount (000)#	Fund Receives	Notional Amount (000)#		Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreement:
540	3 Month LIBOR(Q)	EUR	500	(2.16)%(A)	JPMorgan Chase Bank, N.A.	03/21/23	$(21,463)	$—	$(21,463)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Interest rate swap agreements outstanding at May 31, 2019:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	660	05/11/21	(0.300)%(A)	1 Day EONIA(1)(A)	$ (634)	$ (1,930)	$ (1,296)
EUR	6,455	05/11/24	0.050%(A)	1 Day EONIA(1)(A)	(75,259)	(115,613)	(40,354)
EUR	600	05/11/29	0.600%(A)	1 Day EONIA(1)(A)	(10,855)	(30,246)	(19,391)
EUR	400	10/25/37	2.085%(A)	3 Month EURIBOR(2)(Q)	—	31,438	31,438
EUR	400	10/25/37	2.114%(A)	6 Month EURIBOR(1)(S)	—	(32,653)	(32,653)
EUR	610	05/11/39	1.100%(A)	1 Day EONIA(1)(A)	(24,380)	(56,255)	(31,875)
EUR	170	03/19/48	1.650%(A)	3 Month EURIBOR(2)(Q)	—	7,975	7,975
EUR	170	03/19/48	1.658%(A)	6 Month EURIBOR(1)(S)	—	(7,896)	(7,896)
GBP	155	05/08/34	1.200%(A)	1 Day SONIA(1)(A)	(6,125)	(6,549)	(424)
JPY	557,630	12/17/20	0.015%(S)	6 Month JPY LIBOR(1)(S)	—	(3,237)	(3,237)
JPY	245,740	01/29/21	(0.014)%(S)	6 Month JPY LIBOR(1)(S)	—	(754)	(754)
	23,300	03/12/20	2.405%(A)	1 Day USOIS(2)(A)	7,818	52,757	44,939
	22,260	04/25/20	2.328%(A)	1 Day USOIS(2)(A)	(361)	52,593	52,954
	48,000	05/11/20	1.763%(S)	3 Month LIBOR(1)(Q)	874,471	260,000	(614,471)
	2,969	03/31/21	2.173%(A)	1 Day USOIS(2)(A)	(3,211)	20,786	23,997
	27,550	05/11/21	1.600%(S)	3 Month LIBOR(1)(Q)	751,583	230,193	(521,390)
	1,905	11/30/22	2.614%(A)	1 Day USOIS(1)(A)	—	(62,309)	(62,309)
	4,055	08/15/24	2.170%(S)	3 Month LIBOR(1)(Q)	17,464	(67,843)	(85,307)
	590	02/28/25	2.454%(A)	1 Day USOIS(1)(A)	—	(24,104)	(24,104)
	840	02/28/25	3.019%(S)	3 Month LIBOR(1)(Q)	—	(55,098)	(55,098)
	12,379	05/31/25	2.998%(S)	3 Month LIBOR(1)(Q)	(8,484)	(733,067)	(724,583)
	7,485	07/31/25	3.105%(S)	3 Month LIBOR(1)(Q)	5,905	(558,502)	(564,407)
	9,423	07/31/25	3.109%(S)	3 Month LIBOR(1)(Q)	438	(705,675)	(706,113)
	850	08/05/25	2.234%(S)	3 Month LIBOR(1)(Q)	—	(17,876)	(17,876)
	180	11/06/25	2.116%(S)	3 Month LIBOR(1)(Q)	—	(1,479)	(1,479)
	2,085	01/31/26	2.236%(S)	3 Month LIBOR(1)(Q)	—	(34,460)	(34,460)
	23,512	01/31/26	2.269%(A)	1 Day USOIS(1)(A)	(238,671)	(792,930)	(554,259)
	27,550	01/31/26	2.406%(S)	3 Month LIBOR(1)(Q)	(41,068)	(745,435)	(704,367)
	1,785	03/12/26	2.290%(A)	1 Day USOIS(1)(A)	42	(62,325)	(62,367)
	190	11/22/26	2.198%(S)	3 Month LIBOR(1)(Q)	—	(2,487)	(2,487)
	261	02/15/27	1.824%(A)	1 Day USOIS(1)(A)	4,193	(504)	(4,697)
	1,445	02/15/27	1.899%(A)	1 Day USOIS(1)(A)	1,367	(11,001)	(12,368)
	395	02/15/27	1.965%(A)	1 Day USOIS(1)(A)	—	(4,977)	(4,977)
	525	02/15/27	2.067%(A)	1 Day USOIS(1)(A)	(362)	(10,867)	(10,505)
	26,306	08/15/28	2.579%(A)	1 Day USOIS(1)(A)	(387,168)	(1,710,406)	(1,323,238)
	6,657	08/15/28	2.835%(S)	3 Month LIBOR(1)(Q)	(29,314)	(457,892)	(428,578)

PGIM Strategic Bond Fund
Schedule of Investments  (unaudited) (continued)
as of May 31, 2019
Interest rate swap agreements outstanding at May 31, 2019 (continued):
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at May 31, 2019	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
785	05/11/32	2.465%(S)	3 Month LIBOR(1)(Q)	$ 3,078	$ (25,647)	$ (28,725)
390	05/11/49	2.300%(S)	3 Month LIBOR(1)(Q)	47,898	427	(47,471)
				$ 888,365	$(5,683,848)	$(6,572,213)

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

Glossary
The following abbreviations are used in the preceding Portfolios’ descriptions:
144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A—Annual payment frequency for swaps
Aces—Alternative Credit Enhancements Securities
ADR—American Depositary Receipt
ASX—Australian Securities Exchange
BIST—Borsa Istanbul Index (Turkish Stock Exhange)
Bovespa—Sao Paulo Stock Exchange
CAC40—French Stock Market Index
CDO—Collateralized Debt Obligation
CDX—Credit Derivative Index
CLO—Collateralized Loan Obligation
CMBX—Commercial Mortgage-Backed Index
CMS—Constant Maturity Swap
DAX—German Stock Index
EMTN—Euro Medium Term Note
EONIA—Euro Overnight Index Average
ETF—Exchange-Traded Fund
EURIBOR—Euro Interbank Offered Rate
FHLMC—Federal Home Loan Mortgage Corporation
FTSE—Financial Times Stock Exchange
GMAC—General Motors Acceptance Corporation
GMTN—Global Medium Term Note
IBEX—Spanish Stock Index
IO—Interest Only (Principal amount represents notional)
KOSPI—Korean Composite Stock Price Index
LIBOR—London Interbank Offered Rate
LME—London Metal Exchange
M—Monthly payment frequency for swaps
MSCI—Morgan Stanley Capital International
MTN—Medium Term Note
OMXS30—Nordic Exchange Stockholm Index
OTC—Over-the-counter
PIK—Payment-in-Kind
PJSC—Public Joint-Stock Company
PRI—Primary Rate Interface

Q—Quarterly payment frequency for swaps
RBOB—Reformulated Gasoline Blendstock for Oxygen Blending
S—Semiannual payment frequency for swaps
S&P—Standard & Poor’s
SGX—Singapore Exchange
SONIA—Sterling Overnight Index Average
SPI—Swiss Performance Index
STACR—Structured Agency Credit Risk
STOXX—Stock Index of the Eurozone
TOPIX—Tokyo Stock Price Index
ULSD—Ultra-Low Sulfur Diesel
USOIS—United States Overnight Index Swap
WIG20—Warsaw Stock Exchange
WTI—West Texas Intermediate

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CLP—Chilean Peso
CNH—Chinese Renminbi
COP—Colombian Peso
CZK—Czech Koruna
EUR—Euro
GBP—British Pound
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli Shekel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Nuevo Sol
PHP—Philippine Peso
PLN—Polish Zloty
RUB—Russian Ruble
SEK—Swedish Krona
SGD—Singapore Dollar

THB—Thai Baht
TRY—Turkish Lira
TWD—New Taiwanese Dollar
USD—US Dollar
ZAR—South African Rand
Other information regarding the Fund is available in each Funds’ most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).